     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 1997


                                                              FILE NO.: 33-35445
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11                    /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12                             /X/


                            ------------------------

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                           (EXACT NAME OF REGISTRANT)
                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)
                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               ONE ALLSTATE DRIVE
                                 P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5170
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


       GREGOR B. MCCURDY, ESQ.              CHRISTINE A. EDWARDS, ESQ.
      ROUTIER AND JOHNSON, P.C.             DEAN WITTER REYNOLDS, INC.
   1700 K STREET, N.W. SUITE 1003             TWO WORLD TRADE CENTER
       WASHINGTON, D.C. 20006                NEW YORK, NEW YORK 10048

                            ------------------------

                        Statement Pursuant to Rule 24f-2


   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby states that, pursuant to paragraph(b)(1), it filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on February 28, 1997.



                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)


        ___ immediately upon filing pursuant to paragraph (b) of Rule 485

        _X_ on May 1, 1997 pursuant to paragraph (b) of Rule 485

        ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485

        ___ on (date) pursuant to paragraph (a)(i) of Rule 485



    If appropriate, check the following box:
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Information Required by Form N-4


  ITEM OF FORM N-4
                                                                                               PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
 1.        Cover Page..........................................................  Cover Page
 2.        Definitions.........................................................  Glossary
 3.        Synopsis............................................................  Introduction; Summary of Separate Account
                                                                                  Expenses
 4.        Condensed Financials
           (a)        Chart....................................................
                                                                                 Condensed Financial Statements
           (b)        Performance Data.........................................
                                                                                 Performance Data
           (c)        Location of Others.......................................
                                                                                 Previously Filed with Registration Statement
 5.        General
           (a)        Depositor................................................
                                                                                 Allstate Life Insurance Co. of New York
           (b)        Registrant...............................................
                                                                                 The Variable Account
           (c)        Portfolio Company........................................
                                                                                 Dean Witter Variable Investment Series
           (d)        Fund Prospectus..........................................
                                                                                 Dean Witter Variable Investment Series
           (e)        Voting Rights............................................
                                                                                 Voting Rights
           (f)        Administrators...........................................
                                                                                 Charges & Other Deductions
                                                                                  Contract Maintenance Charge
 6.        Deductions & Expenses...............................................  Charges & Other Deductions
           (a)        General..................................................
                                                                                 Charges & Other Deductions
           (b)        Sales Load %.............................................
                                                                                 Early Withdrawal Charge
           (c)        Special Purchase Plans...................................
                                                                                 N/A
           (d)        Commissions..............................................
                                                                                 Sales Commission
           (e)        Fund Expenses............................................
                                                                                 Summary of Expenses; Dean Witter Variable
                                                                                 Investment Series Expenses
           (f)        Organizational Expenses..................................
                                                                                 N/A
 7.        Contracts
           (a)        Persons with Rights......................................
                                                                                 The Contracts; Benefits; Income Payments;
                                                                                  Voting Rights; Assignments; Beneficiaries;
                                                                                  Contract Owners
           (b)        (i)        Allocation of Purchase Payments...............  Allocation of Purchase Payments
                      (ii)       Transfers.....................................  Transfers
                      (iii)      Exchanges.....................................  N/A
           (c)        Changes..................................................
                                                                                 Modification
           (d)        Inquiries................................................
                                                                                 Customer Inquiries
 8.        Annuity Period......................................................  Income Payments
           (a)        Material Factors.........................................
                                                                                 Amount of Variable Annuity Income Payments
           (b)        Dates....................................................
                                                                                 Payout Start Date
           (c)        Frequency, duration & level..............................
                                                                                 Amount of Variable Annuity Income Payments
           (d)        AIR......................................................
                                                                                 Amount of Variable Annuity Income Payments
           (e)        Minimum..................................................
                                                                                 Amount of Variable Annuity Income Payments
           (f)        -- Change Options........................................
                                                                                 Income Plans
                      -- Transfer..............................................
                                                                                 --
 9.        Death Benefit.......................................................  Benefits Under the Contract

  ITEM OF FORM N-4
                                                                                               PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
10.        Purchases & Contract Value
           (a)        Purchases................................................  Purchase of the Contract: Crediting of
                                                                                  Purchase Payments
           (b)        Valuation................................................  Value of Variable Account Accumulation Units
           (c)        Daily Calculation........................................  Value of Variable Account Accumulation Units;
                                                                                  Allocation of Purchase Payments
           (d)        Underwriter..............................................  Dean Witter Reynolds Inc.
11.        Redemptions
           (a)        -- By Owners.............................................  Surrender & Withdrawals
           (b)        -- By Annuitant..........................................  Income Plans
           (c)        Texas ORP................................................  N/A
           (d)        Lapse....................................................  Default
           (e)        Free Look................................................  Introduction
12.        Taxes...............................................................  Federal Tax Matters
13.        Legal Proceedings...................................................  N/A
14.        SAI Contents........................................................  SAI Table of Contents
15.        Cover Page..........................................................  SAI: Cover Page
16.        Table of Contents...................................................  SAI: Table of Contents
17.        General Information & History
           (a)        Depositor's Name.........................................
                                                                                 Allstate Life Insurance Company of New York
           (b)        Assets of Sub-Account....................................
                                                                                 The Variable Account
           (c)        Control of Depositor.....................................
                                                                                 Allstate Life Insurance Company of New York
18.        Services
           (a)        Fees & Expenses of Registrant............................
                                                                                 Contract Maintenance Charge
           (b)        Management Contracts.....................................
                                                                                 Contract Maintenance Charge; Sales Commissions
           (c)        Custodian................................................
                                                                                 SAI: Safekeeping of the Variable Account's
                                                                                  Assets
                      Independent Public Accountant............................
                                                                                 SAI: Experts
           (d)        Assets of Registrant.....................................
                                                                                 SAI: Safekeeping of the Variable Account
                                                                                  Assets
           (e)        Affiliated Persons.......................................
                                                                                 N/A
           (f)        Principal Underwriter....................................
                                                                                 Dean Witter Reynolds Inc.
19.        Purchase of Securities Being Offered
           (a)        Offering.................................................
                                                                                 SAI: Purchase of Contracts
           (b)        Sales load...............................................
                                                                                 SAI: Sales Commissions
20.        Underwriters
           (a)        Principal Underwriter....................................
                                                                                 N/A
           (b)        Continuous offering......................................
                                                                                 SAI: Purchase of Contracts
           (c)        Commissions..............................................
                                                                                 SAI: Sales Commissions; Dean Witter Reynolds
                                                                                  Inc.
           (d)        Unaffiliated Underwriters................................
                                                                                 N/A
21.        Calculation of Performance Data.....................................  SAI: Performance Data
22.        Annuity Payments....................................................  SAI: Income Payments
23.        Financial Statements
           (a)        Financial Statements of Registrant.......................
                                                                                 SAI: Allstate Life of New York Variable
                                                                                  Annuity Account II Financial Statements
           (b)        Financial Statements of Depositor........................
                                                                                 SAI: Allstate Life Insurance Company of New
                                                                                  York Financial Statements
24a.       Financial Statements................................................  Part C. Financial Statements

  ITEM OF FORM N-4
                                                                                               PROSPECTUS CAPTION
--------------------                                                             ----------------------------------------------
24b.       Exhibits............................................................  Part C. Exhibits
25.        Directors and Officers..............................................  Part C. Directors & Officers of Depositor
26.        Persons Controlled By or Under Common Control
           with Depositor or Registrant........................................  Part C. Persons Controlled by or Under Common
                                                                                  Control with Depositor or Registrant
27.        Number of Contract Owners...........................................  Part C. Number of Contract Owners
28.        Indemnification.....................................................  Part C. Indemnification
29a.       Relationship of Principal Underwriter to Other
           Investment Companies................................................  Part C. Relationship of Principal Underwriter
                                                                                  to Other Investment Companies
29b.       Principal Underwriters..............................................  Part C. Principal Underwriters
29c.       Compensation of Underwriter.........................................  Part C. Compensation of Dean Witter
30.        Location of Accounts and Records....................................  Part C. Location of Accounts and Records
31.        Management Services.................................................  Part C. Management Services
32.        Undertakings........................................................  Part C. Undertakings

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

                                       OF

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               ONE ALLSTATE DRIVE
                                 P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                 DISTRIBUTED BY

                           DEAN WITTER REYNOLDS INC.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048

                              -------------------

This Prospectus describes the individual Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Allstate Life Insurance Company of New York ("Company"), a wholly owned subsidiary of Allstate Insurance Company. Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter and distributor of the Contracts.

The Contract has the flexibility to allow you to shape an annuity to fit your particular needs. It is primarily designed to aid you in long-term financial planning and can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

This Prospectus is a concise statement of the relevant information about the Allstate Life of New York Variable Annuity Account II ("Variable Account") which you should know before making a decision to purchase the Contract. This Prospectus generally describes only the variable portion of the Contract. For a brief summary of the fixed portion of the Contract, see "The Fixed Account" on page 18.

The Variable Account invests exclusively in  shares of the Dean Witter  Variable
Investment   Series  (the  "Fund"),  a  mutual   fund  managed  by  Dean  Witter
InterCapital Inc., a wholly owned subsidiary of Dean Witter, Discover & Co.


The Company has prepared and filed a Statement of Additional Information dated May 1, 1997 with the U.S. Securities and Exchange Commission. If you wish to receive the Statement of Additional Information, you may obtain a free copy by calling or writing the Company at the address below. For your convenience, an order form for the Statement of Additional Information may be found on page 23 of this Prospectus. Before ordering, you may wish to review the Table of Contents of the Statement of Additional Information on page 22 of this Prospectus. The Statement of Additional Information has been incorporated by reference into this Prospectus.


                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               ONE ALLSTATE DRIVE
                                 P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                 (516) 451-5170

                 THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED
                  OR PRECEDED BY A CURRENT PROSPECTUS FOR THE
                     DEAN WITTER VARIABLE INVESTMENT SERIES

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
           OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                  THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS


Glossary....................................................          3
Introduction................................................          5
Summary of Separate Account Expenses........................          7
Condensed Financial Information.............................          9
Performance Data............................................         10
Financial Statements........................................         10
Allstate Life Insurance Company of New York and the Variable
 Account....................................................         10
  Allstate Life Insurance Company of New York...............         10
  Dean Witter Reynolds Inc..................................         10
  The Variable Account......................................         11
  The Dean Witter Variable Investment Series................         11
The Contracts...............................................         12
  Purchase of the Contracts.................................         12
  Crediting of Initial Purchase Payments....................         12
  Allocation of Purchase Payments...........................         13
  Value of Variable Account Accumulation Units..............         13
  Transfers.................................................         13
  Surrender and Withdrawals.................................         14
  Default...................................................         14
Charges and Other Deductions................................         14
  Deductions from Purchase Payments.........................         14
  Early Withdrawal Charge...................................         14
  Contract Maintenance Charge...............................         15
  Administrative Expense Charge.............................         15
  Mortality and Expense Risk Charge.........................         15
  Taxes.....................................................         16
  Dean Witter Variable Investment Series Expenses...........         16
Benefits Under the Contract.................................         16
  Death Benefits Prior to the Payout Start Date.............         16
  Death Benefits After the Payout Start Date................         17
Income Payments.............................................         17
  Payout Start Date.........................................         17
  Amount of Variable Annuity Income Payments................         17
  Income Plans..............................................         18
The Fixed Account...........................................         18
  General Description.......................................         18
  Transfers, Surrenders, and Withdrawals....................         19
General Matters.............................................         19
  Owner.....................................................         19
  Beneficiary...............................................         19
  Delay of Payments.........................................         20
  Assignments...............................................         20
  Modification..............................................         20
  Customer Inquiries........................................         20
Federal Tax Matters.........................................         20
  Introduction..............................................         20
  Taxation of Annuities in General..........................         20
    Tax Deferral............................................         20
    Non-Natural Owners......................................         20
    Diversification Requirements............................         20
    Ownership Treatment.....................................         20
    Delayed Maturity Date...................................         21
    Taxation of Partial and Full Withdrawals................         21
    Taxation of Annuity Payments............................         21
    Taxation of Annuity Death Benefits......................         21
    Penalty Tax on Premature Distributions..................         21
    Aggregation of Annuity Contracts........................         21
  Tax Qualified Contracts...................................         21
    Restrictions Under Section 403(b) Plans.................         21
  Income Tax Withholding....................................         22
Voting Rights...............................................         22
Sales Commission............................................         22
Statement of Additional Information: Table of Contents......         23
Order Form..................................................         25

GLOSSARY
-----------------------------------------------------------

    ACCUMULATION UNIT--An accounting unit used to calculate the Cash Value in the Variable Account prior to the Payout Start Date. Each Sub-Account of the Variable Account has its own distinct Accumulation Unit value.

    AGE--Age on last birthday.

    ANNUITANT--Includes  Annuitant and any Joint  Annuitant. A natural person(s)
whose  life  determines  the  duration   of  annuity  payments  involving   life
contingencies.

    ANNUITY   UNIT--An  accounting  unit  used  to  calculate  Variable  Annuity payments. Each Sub-Account has a distinct Annuity Unit value.

    AUTOMATIC ADDITIONS--Additional Purchase Payments of $25 or more which are made automatically from the Owner's bank account or Dean Witter Active Assets-TM- Account.

    BENEFICIARY--The person(s) designated in the Contract who, after the death of any Owner, or last surviving Annuitant may elect to receive the Death Benefit or continue the Contract as described in "Benefits Under the Contract" on page 16.

    CASH VALUE--The sum of the value of all Accumulation Units for the Fixed Account.

    COMPANY--The issuer of the Contract, Allstate Life Insurance Company of New York, which is an indirect wholly owned subsidiary of Allstate Insurance Company.

    CONTRACT--The Flexible Premium Deferred Variable Annuity Contract known as the "Allstate Life of New York Variable Annuity Account II" that is described in this prospectus.

    CONTRACT ANNIVERSARY--An anniversary of the date that the Contract was issued to the Owner.

    CONTRACT YEAR--The year commencing on either the Issue Date or a Contract Anniversary.

    DATE OF DEATH--The Date that an Owner and/or Annuitant dies causing a Death Benefit to be due.

    DEATH BENEFIT--Prior to the Payout Start Date, the amount payable on the death of the Owner or Annuitant.

    DEATH BENEFIT ANNIVERSARY--Every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

    DOLLAR COST AVERAGING--A method to transfer $100 or more of the Cash Value in the Money Market Sub-Account automatically to the other Sub-Accounts on a monthly basis or other frequencies that may be offered by the Company.

    DUE PROOF OF DEATH--One of the following:

        (a) A copy of a certified death certificate.

        (b) A copy of a certified decree of a court of competent jurisdiction as to the finding of death.

        (c) Any other proof satisfactory to the Company.

    EARLY WITHDRAWAL CHARGE--The charge that may be assessed by the Company on full or partial withdrawals of the Purchase Payments in excess of the Withdrawal Amount Without Early Withdrawal Charge.

    FIXED ACCOUNT--All of the assets of the Company that are not in separate accounts. Contributions made to the Fixed Account are invested in the general account of the Company.

    FIXED ANNUITY--An annuity with payments having a guaranteed amount.

    FUND--The Dean Witter Variable Investment Series.

    GUARANTEE PERIOD--The period of time for which a credited rate on an allocation or transfer to the Fixed Account is guaranteed.

    INCOME PAYMENTS--A series of periodic annuity payments made by the Company to the Owner or Beneficiary.

    INVESTMENT ALTERNATIVE--The Fixed Account and the thirteen Sub-Accounts of the Variable Account constitute the fourteen Investment Alternatives.

    JOINT ANNUITANT--The person, along with the Annuitant, whose life determines the duration of annuity payments under a joint and last survivor annuity.

    NET INVESTMENT FACTOR--The factor for a particular Sub-Account used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period.

    NON-QUALIFIED CONTRACTS--Contracts that do not qualify for special federal income tax treatment.

    OWNER--The person or persons designated as the Owner(s) in the Contract.

    PAYOUT START DATE--The date Income Payments are to begin under the Contract.

    PORTFOLIOS--The   mutual  fund  portfolios  of   The  Dean  Witter  Variable
Investment Series. The Dean Witter Variable Investment Series has thirteen separate portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategist Portfolio.

    PURCHASE PAYMENTS--The premiums paid by the Owner to the Company.

    QUALIFIED CONTRACTS--Contracts issued under plans that qualify for special federal income tax treatment.

    REQUIRED MINIMUM DISTRIBUTION--For Qualified Contracts, partial withdrawals equal to the IRS Required Minimum Distribution may be taken from the Cash Value and sent to the Owner or deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account.

    SETTLEMENT VALUE--The Cash Value less any applicable Early Withdrawal Charges and premium tax. The Settlement Value will be calculated at the end of the valuation period coinciding with a request for payment.

    SUB-ACCOUNT--A sub-division of the Variable Account. Each Sub-Account invests exclusively in shares of a specified Portfolio.

    SYSTEMATIC WITHDRAWALS--Partial withdrawals of $100 or more may be taken from the Cash Value and sent to the Owner or deposited in the Owner's bank account or Dean Witter Active Assets-TM- Account or sent directly to the Owner.

    VALUATION DATE--Each day that the New York Stock Exchange is open for business, except for days in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. The Valuation Date does not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange.

    VALUATION PERIOD--The period between successive Valuation Dates, commencing at the close of business of each Valuation Date and ending at the close of business of the next succeeding Valuation Date.

    VARIABLE ACCOUNT--Allstate Life of New York Variable Annuity Account II, a separate investment account established by the Company to receive and invest the Purchase Payments paid under the Contracts.

    VARIABLE ANNUITY--An annuity with payments that have no predetermined or guaranteed dollar amounts. The payments will vary in amounts depending upon the investment experience of one or more of the Portfolios.

    WITHDRAWAL AMOUNT WITHOUT EARLY WITHDRAWAL CHARGE--A portion of the Cash Value which may be withdrawn during the course of the Contract year without incurring an Early Withdrawal Charge, i.e., 15% of all Purchase Payments made.

INTRODUCTION
-----------------------------------------------------------

1.  WHAT IS THE PURPOSE OF THE CONTRACT?

    The Contracts described in this Prospectus seek to allow you to accumulate funds and to receive annuity payments ("Income Payments"), when desired, at rates which depend upon the return achieved from the types of investment chosen. THERE IS NO ASSURANCE THAT THIS GOAL WILL BE ACHIEVED. In attempting to achieve this goal, the Owner can allocate Purchase Payments to one or more of the Variable Account Portfolios.

Because Income Payments and Cash Values invested in the Variable Account depend on the investment experience of the selected Portfolios, the Owner bears the entire investment risk for amounts allocated to the Variable Account. See "Value of Variable Account Accumulation Units," page 13 and "Amount of Variable Annuity Income Payments," page 17.

2.  HOW DO I PURCHASE A CONTRACT?

    You may purchase the Contract from Dean Witter, the Company's authorized sales representative. The first Purchase Payment must be at least $4,000 (for Qualified Contracts, $1,000). Presently, the Company will accept an initial Purchase Payment of at least $1,000, but reserves the right to increase the minimum initial Purchase Payment amount to $4,000. See "Purchase of the Contracts," page 12.

On your application, you will allocate your Purchase Payment among the Investment Alternatives. All allocations must be in whole percents from 0% to 100% and must total 100%. Purchase payments may be allocated in amounts of no less than $100. Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments," page 14.

3.  WHAT TYPES OF INVESTMENTS UNDERLIE THE VARIABLE ACCOUNT?


    The Variable Account invests exclusively in shares of the Dean Witter Variable Investment Series (the "Fund"), a mutual fund managed by Dean Witter InterCapital Inc. a wholly owned subsidiary of Dean Witter, Discover & Co. The Fund has thirteen Portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategists Portfolio. The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying Prospectus for the Fund. In addition to the Variable Account, Owners can also allocate all or part of their Purchase Payments to the Fixed Account. See "The Fixed Account," page 18.


4.  CAN I TRANSFER AMOUNTS AMONG THE INVESTMENT ALTERNATIVES?

    Transfers must be at least $100 or the entire amount in the Investment Alternative, whichever is less. Transfers to any Guarantee Period of the Fixed Account must be at least $500. Dollar Cost Averaging automatically moves funds on a monthly basis (or other frequencies that may be offered by the Company) from the Money Market Sub-Account to other Sub-Accounts of your choice. Certain transfers may be restricted. See "Transfers," page 13.

5.  CAN I GET MY MONEY IF I NEED IT?


    All or part of the Cash Value can be withdrawn before the earliest of the Payout Start Date, the death of any Owner, or the death of the last surviving Annuitant. No Early Withdrawal Charges will be deducted on amounts up to the annual Withdrawal Amount Without Early Withdrawal Charge, i.e., 15% of all Purchase Payments made. Amounts withdrawn in excess of the Withdrawal Amount Without Early Withdrawal Charge may be subject to an Early Withdrawal Charge of 0% to 6% depending on how long the withdrawn Purchase Payments have been invested in the Contract. THE COMPANY GUARANTEES THAT THE AGGREGATE EARLY WITHDRAWAL CHARGES WILL NEVER EXCEED 6% OF THE PURCHASE PAYMENTS. Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Additional restrictions may apply to Qualified Contracts. See "Surrender and Withdrawals," page 13, and "Taxation of Annuities in General," page 20.


6.  WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

    To meet its Death Benefit obligations and to pay expenses not covered by the Contract Maintenance Charge, the Company deducts a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of .10%. See "Mortality and Expense Risk Charge," page 15 and "Administrative Expense Charge," page 15. Annually, the Company deducts $30 for maintaining the Contract. See "Contract Maintenance Charge," page 15. The Company may also deduct Early Withdrawal Charges. See "Early Withdrawal Charge," page 14. Additional deductions may be made for certain taxes. See "Taxes," page 15.

7.  DOES THE CONTRACT PAY ANY GUARANTEED DEATH BENEFITS?

    The Contracts provide that if the Owner(s) or the last surviving Annuitant dies prior to the Payout Start Date, a Death Benefit may be paid to the new Owner or Beneficiary. If requested to be paid in a lump sum within 180 days from the Date of Death, the Death Benefit will be the greatest of (1) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any Early Withdrawal Charges and premium tax; or (2) the Cash Value on the date we receive Due Proof of Death; or (3) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any Early Withdrawal Charges and premium tax deducted from the Cash Value, since that anniversary. See "Death Benefits Prior to the Payout Start Date," page 16, for a full description of Death Benefit options.

Prior to the Payout Start Date the Beneficiary has 180 days from the Date of Death of the Owner(s) or Annuitant(s) to either elect an income plan or to take a lump sum payment. Death Benefits after the Payout Start Date, if any, will depend on the income plan chosen. See "Benefits Under the Contract" page 16.

8.  IS THERE A FREE-LOOK PROVISION?

    The Owner(s) may cancel the Contract anytime within 10 days after receipt of the Contract and receive a full refund of Purchase Payments allocated to the Fixed Account. Unless a refund of Purchase Payments is required by State or Federal law, Purchase Payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss, less any applicable Contract expenses, that occurred from the date of allocation through the date of cancellation.

SUMMARY OF SEPARATE ACCOUNT EXPENSES
-----------------------------------------------------------


The following fee table illustrates all expenses and fees that the Owner will incur. The expenses and fees set forth in the table are based on charges under the Contracts and on the expenses of the separate account and the underlying fund for the fiscal year ended December 31, 1996.


OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)..............................       None
Early Withdrawal Charge (as a percentage of Purchase Payments)*

                                                                                                                APPLICABLE SALES
                                                                                                                     CHARGE
NUMBER OF COMPLETE CONTRACT YEARS SINCE PURCHASE PAYMENT BEING WITHDRAWN WAS MADE                                  PERCENTAGE
--------------------------------------------------------------------------------------------------------------  ----------------
0 years.......................................................................................................         6%
1 year........................................................................................................         5%
2 years.......................................................................................................         4%
3 years.......................................................................................................         3%
4 years.......................................................................................................         2%
5 years.......................................................................................................         1%
6 years or more...............................................................................................         0%

Exchange Fee........................................................................................       None
Annual Contract Fee.................................................................................       $ 30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Charge...................................................................      1.25%
Administrative Expense Charge.......................................................................       .10%
Total Separate Account Annual Expenses..............................................................      1.35%

------------------------
 * There are no Early Withdrawal Charges on amounts up to the Withdrawal Amount Without Early Withdrawal Charge.

DEAN WITTER VARIABLE INVESTMENT SERIES ("FUND") EXPENSES
(AS A PERCENTAGE OF FUND AVERAGE ASSETS)

                                                                                             MANAGEMENT        OTHER
PORTFOLIO                                                                                       FEES         EXPENSES
-----------------------------------------------------------------------------------------  --------------  -------------
Money Market.............................................................................        .50%            .02%
Quality Income Plus......................................................................        .50%(1)         .03%
High Yield...............................................................................        .50%            .01%
Utilities................................................................................        .65%(2)         .02%
Income Builder...........................................................................        .75%(3)         .07%
Dividend Growth..........................................................................        .56%(4)         .01%
Capital Growth...........................................................................        .65%            .08%
Global Dividend Growth...................................................................        .75%            .10%
European Growth..........................................................................       1.00%            .11%
Pacific Growth...........................................................................       1.00%            .37%
Capital Appreciation.....................................................................        .75%(3)         .07%
Equity...................................................................................        .50%(5)         .04%
Strategist...............................................................................        .50%            .02%

                                                                                             TOTAL FUND
PORTFOLIO                                                                                  ANNUAL EXPENSES
-----------------------------------------------------------------------------------------  ---------------
Money Market.............................................................................         .52%
Quality Income Plus......................................................................         .53%
High Yield...............................................................................         .51%
Utilities................................................................................         .67%
Income Builder...........................................................................         .82%
Dividend Growth..........................................................................         .57%
Capital Growth...........................................................................         .73%
Global Dividend Growth...................................................................         .85%
European Growth..........................................................................        1.11%
Pacific Growth...........................................................................        1.37%
Capital Appreciation.....................................................................         .82%
Equity...................................................................................         .54%
Strategist...............................................................................         .52%


------------------------


(1) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.45%.

(2) This percentage is applicable to Portfolio net asets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.55%.

(3) Dean Witter InterCapital Inc. has undertaken to assume all expenses for both the Income Builder Portfolio and the Capital Appreciation Portfolio until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first.


(4) The management fee will be 0.625% for net assets of up to $500 million. For net assets which exceed $500 million, but do not exceed $1 billion, the management fee will be 0.50% and for net assets that exceed $1 billion, the management fee will be 0.475%.


(5) This percentage is applicable to Portfolio net assets of up to $1 billion. For net assets which exceed $1 billion, the management fee will be 0.475%.


EXAMPLE

You (the Owner) would pay the following expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

If you surrender your Contract at the end of the applicable time period (or if you annuitize for a specified period of less than 120 months):


                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                         -----     -----------  -----------  -----------
Money Market Sub-Account............................................   $      62    $      87    $     113    $     226
Quality Income Plus Sub-Account.....................................   $      62    $      87    $     114    $     227
High Yield Sub-Account..............................................   $      62    $      86    $     113    $     225
Utilities Sub-Account...............................................   $      64    $      91    $     121    $     242
Income Builder Sub-Account..........................................   $      65    $      96    $     130    $     259
Dividend Growth Sub-Account.........................................   $      63    $      88    $     116    $     232
Capital Growth Sub-Account..........................................   $      64    $      93    $     124    $     249
Global Dividend Growth Sub-Account..................................   $      66    $      97    $     131    $     261
European Growth Sub-Account.........................................   $      68    $     105    $     144    $     288
Pacific Growth Sub-Account..........................................   $      71    $     113    $     157    $     314
Capital Appreciation Sub-Account....................................   $      65    $      96    $     130    $     259
Equity Sub-Account..................................................   $      63    $      88    $     115    $     229
Strategist Sub-Account..............................................   $      62    $      87    $     114    $     227


If you do not surrender your Contract or if you annuitize* for a specified period of 120 months or more, at the end of the applicable time period:


                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                         -----     -----------  -----------  -----------
Money Market Sub-Account............................................   $      20    $      61    $     105    $     226
Quality Income Plus Sub-Account.....................................   $      20    $      61    $     105    $     227
High Yield Sub-Account..............................................   $      20    $      61    $     104    $     225
Utilities Sub-Account...............................................   $      21    $      66    $     113    $     242
Income Builder Sub-Account..........................................   $      23    $      71    $     121    $     259
Dividend Growth Sub-Account.........................................   $      20    $      63    $     108    $     232
Capital Growth Sub-Account..........................................   $      22    $      68    $     116    $     249
Global Dividend Growth Sub-Account..................................   $      23    $      71    $     122    $     261
European Growth Sub-Account.........................................   $      26    $      79    $     135    $     288
Pacific Growth Sub-Account..........................................   $      29    $      87    $     149    $     314
Capital Appreciation Sub-Account....................................   $      23    $      71    $     121    $     259
Equity Sub-Account..................................................   $      20    $      62    $     106    $     229
Strategist Sub-Account..............................................   $      20    $      61    $     105    $     227



The above example should not be considered a representation of past or future expense or performance. Actual expenses of a Sub-Account may be greater or lesser than those shown. The purpose of this summary is to assist the Owner in understanding the various costs and expenses that Owners will bear directly or indirectly.

------------------------
 * Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an income plan with a specified period of less than 120 months.

CONDENSED FINANCIAL INFORMATION
-----------------------------------------------------------


                                                                                 ACCUMULATION UNIT VALUES AND NUMBER
                                                                                OF ACCUMULATION UNITS OUTSTANDING FOR
                                                                                  EACH SUB-ACCOUNT SINCE INCEPTION*
                                                                                       FOR THE YEARS BEGINNING
                                                                                  JANUARY 1 AND ENDING DECEMBER 31,
                                                                   ----------------------------------------------------------------
                                                                     1991       1992       1993       1994       1995       1996
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $10.452    $10.549    $10.765    $10.913    $11.178    $11.653
  Accumulation Unit Value, End of Period.........................    $10.549    $10.765    $10.913    $11.178    $11.653    $12.084
  Number of Units Outstanding, End of Period.....................     70,118    402,184    396,727  1,084,005    975,338  1,246,476
QUALITY INCOME PLUS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $11.509    $12.163    $12.993    $14.487    $13.344    $16.373
  Accumulation Unit Value, End of Period.........................    $12.163    $12.993    $14.487    $13.344    $16.373    $16.404
  Number of Units Outstanding, End of Period.....................     64,174    524,450  2,173,013  2,144,417  2,100,915  1,859,637
HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $13.028    $13.982    $16.336    $20.022    $19.264    $21.859
  Accumulation Unit Value, End of Period.........................    $13.982    $16.336    $20.022    $19.264    $21.859    $24.148
  Number of Units Outstanding, End of Period.....................      1,622     15,225    159,150    239,258    323,251    404,887
UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $11.382    $12.454    $13.840    $15.798    $14.180    $17.999
  Accumulation Unit Value, End of Period.........................    $12.454    $13.840    $15.798    $14.180    $17.999    $19.298
  Number of Units Outstanding, End of Period.....................     36,552    404,297  1,563,593  1,409,729  1,361,709  1,230,293
INCOME BUILDER SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................     --         --         --         --         --         --
  Accumulation Unit Value, End of Period.........................     --         --         --         --         --         --
  Number of Units Outstanding, End of Period.....................     --         --         --         --         --         --
DIVIDEND GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $13.135    $13.911    $14.844    $16.746    $15.981    $21.505
  Accumulation Unit Value, End of Period.........................    $13.911    $14.844    $16.746    $15.981    $21.505    $26.298
  Number of Units Outstanding, End of Period.....................     78,758    512,298  1,676,673  2,186,642  2,355,001  2,615,339
CAPITAL GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $10.930    $12.697    $12.731    $11.682    $11.379    $14.923
  Accumulation Unit Value, End of Period.........................    $12.697    $12.731    $11.682    $11.379    $14.923    $16.421
  Number of Units Outstanding, End of Period.....................     26,084    143,626    231,320    227,347    218,192    251,179
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT                                    --         --         --
  Accumulation Unit Value, Beginning of Period...................     --         --         --        $10.000     $9.912    $11.935
  Accumulation Unit Value, End of Period.........................     --         --         --         $9.912    $11.935    $13.845
  Number of Units Outstanding, End of Period.....................     --         --         --        676,049    839,928  1,174,153
EUROPEAN GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................     $9.805    $10.020    $10.280    $14.290    $15.278    $18.976
  Accumulation Unit Value, End of Period.........................    $10.020    $10.280    $14.290    $15.278    $18.976    $24.335
  Number of Units Outstanding, End of Period.....................      3,234     54,287    291,085    549,696    576,522    693,859
PACIFIC GROWTH SUB-ACCOUNT                                            --         --         --
  Accumulation Unit Value, Beginning of Period...................     --         --         --        $10.000     $9.221     $9.619
  Accumulation Unit Value, End of Period.........................     --         --         --         $9.221     $9.619     $9.858
  Number of Units Outstanding, End of Period.....................     --         --         --        426,544    578,970    830,820
CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................     --         --         --         --         --         --
  Accumulation Unit Value, End of Period.........................     --         --         --         --         --         --
  Number of Units Outstanding, End of Period.....................     --         --         --         --         --         --
EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $14.658    $16.799    $16.599    $19.604    $18.392    $25.864
  Accumulation Unit Value, End of Period.........................    $16.799    $16.599    $19.604    $18.392    $25.864    $28.669
  Number of Units Outstanding, End of Period.....................      9,016     63,933    346,339    515,289    593,398    766,587
STRATEGIST SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period...................    $12.437    $13.266    $14.035    $15.286    $15.675    $16.919
  Accumulation Unit Value, End of Period.........................    $13.266    $14.035    $15.286    $15.675    $16.919    $19.199
  Number of Units Outstanding, End of Period.....................     14,159    547,208  1,529,877  1,862,227  1,739,991  1,559,143


------------------------------

 * All Sub-Accounts commenced operations on September 24, 1991, except for the Global Dividend Growth, Pacific Growth, Income Builder and Capital Appreciation Sub-Accounts. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder and the Capital Appreciation Sub-Accounts commenced operations on January 21, 1997. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in the this table reflect a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of .10%.

PERFORMANCE DATA
-----------------------------------------------------------

From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations for the most recent one, five and ten year periods, or for a period from inception to date if the Sub-Account has not been available for one of the prescribed periods. The total return quotations for each period will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the amount Owners would receive on a withdrawal of the Purchase Payment, after reflection of all recurring and nonrecurring charges.

In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of some or all of the charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The Variable Account from time to time may also advertise Accounts relative to indexes compiled by independent organizations.

Performance figures used by the Variable Account are based on actual historical performance of its Sub-Accounts for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computation is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS
-----------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York and the Allstate Life of New York Variable Annuity Account II may be found in the Statement of Additional Information, which is incorporated by reference into this Prospectus and which is available upon request. (See Order Form on page 23.)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ACCOUNT
-----------------------------------------------------------

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK


The Company is the issuer of the Contract. Incorporated in 1967 as a stock life insurance company under the laws of New York, the Allstate Life Insurance Company of New York ("Company") has done business since 1984 as "Allstate Life Insurance Company of New York." From 1967 to 1978 the Company was known as "Financial Insurance Company" and from 1978 to 1984 the Company was known as "PM Life Insurance Company." The Company sells annuities and individual life insurance. The Company is currently licensed to operate in New York. The Company's home office is located in Farmingville, New York.



The Company is an indirect wholly owned subsidiary of Allstate Insurance Company ("Allstate") which is a stock insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). On June 30, 1996, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.


DEAN WITTER REYNOLDS INC.

Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter of the Contract. Dean Witter is a wholly owned subsidiary of Dean Witter, Discover & Co. ("Dean Witter Discover"). Dean Witter is located at Two World Trade Center, New York, New York, 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.

Dean   Witter   Discover's   subsidiary,    Dean   Witter   InterCapital    Inc.
("InterCapital"),    is   the   investment   manager    of   the   Dean   Witter

Variable Investment Series. InterCapital is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays InterCapital a monthly advisory fee. These expenses are more fully described in the Fund's Prospectus attached to this Prospectus.


On February 5, 1997, Dean Witter Discover and Morgan Stanley Group Inc. announced that they had entered into an Agreement and Plan of Merger, with the combined company to be named Morgan Stanley, Dean Witter, Discover & Co. The business of Morgan Stanley Group Inc. and its affiliated companies is providing a wide range of financial services for sovereign governments, corporations, institutions and individuals throughout the world. Dean Witter Discover is the direct parent of InterCapital and Dean Witter Distributors Inc., the Fund's distributor. It is currently anticipated that the transaction will close in mid-1997. Thereafter, InterCapital and Dean Witter Distributors Inc. will be direct subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.


THE VARIABLE ACCOUNT

Established on May 18, 1990, the Variable Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.

The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations. Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct.

The Variable Account has been divided into thirteen Sub-Accounts, each of which invests solely in its corresponding Portfolio of the Dean Witter Variable Investment Series. Additional Sub-Accounts may be added at the discretion of the Company.

THE DEAN WITTER VARIABLE INVESTMENT SERIES

The Variable Account will invest exclusively in the Dean Witter Variable Investment Series (the "Fund"). Shares of the Fund are also offered to separate accounts of the Company which fund other variable annuity and variable life contracts. Shares of the Fund are also offered to separate accounts of a life insurance company affiliated with the Company which fund variable annuity and variable life contracts. Shares of the Fund may also be offered to separate accounts of certain non-affiliated life insurance companies which fund variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying Fund. Although neither the Company nor the Fund currently foresees any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life contract owners and to determine what action, if any, should be taken in response thereto.

Investors in the High Yield Portfolio should carefully consider the relative risks of investing in high yield securities, which are commonly known as junk bonds. Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investors in the High Yield Portfolio should also be cognizant of the fact that such securities are not generally meant for short-term investing and should assess the risks associated with an investment in the High Yield Portfolio.

Shares of the Portfolios of the Fund are not deposits, or obligations of, or guaranteed or endorsed by any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


The Fund has thirteen portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio and the Strategist Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.


The Money Market Portfolio seeks high current income, preservation of capital, and liquidity by investing in certain money market instruments, principally U.S. government securities, bank obligations, and high grade commercial paper.

The Quality Income Plus Portfolio seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities and in fixed-income securities rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's") or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

The High Yield Portfolio seeks as its objective, to earn a high level of current income by investing in a professionally managed diversified portfolio consisting principally of fixed-income securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or non-rated securities of comparable quality, which are commonly known as junk bonds, and, as a secondary objective, capital appreciation when consistent with its primary objective.

The Utilities Portfolio seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

The Income Builder Portfolio seeks, as its primary objective, reasonable income by investing primarily in common stock of large-cap companies which have a record of paying dividends and the potential for maintaining dividends, in preferred stock and in securities convertible into common stocks of small and mid-cap companies and, as its secondary objective, growth of capital.


The Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.


The Capital Growth Portfolio seeks to provide long-term capital growth by investing principally in common stocks.

The Global Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.

The European Growth Portfolio seeks to maximize the capital appreciation on its investments by investing primarily in securities issued by issuers located in Europe.

The Pacific Growth Portfolio seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.

The Equity Portfolio seeks, as its primary objective, growth of capital through investments in common stock of companies believed by the Investment Manager to have potential for superior growth and, as a secondary objective, income when consistent with its primary objective.

The Strategist Portfolio seeks a high total investment return through a fully managed investment policy utilizing equity securities, fixed-income securities rated Baa or higher by Moody's or BBB or higher by Standard & Poor's (or non-rated securities of comparable quality), and money market securities, and the writing of covered options on such securities and the collateralized sale of stock index options.

All  dividends  and  capital  gains   distributions  from  the  Portfolios   are
automatically reinvested in shares of the distributing Portfolio at their net asset value.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for the Fund accompanying this Prospectus.

THE PROSPECTUS OF THE FUND SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR PORTFOLIO.

THE CONTRACTS
-----------------------------------------------------------

PURCHASE OF THE CONTRACTS

The Contracts may be purchased through sales representatives of Dean Witter. The first Purchase Payment must be at least $4,000 unless the Contract is a Qualified Contract, in which case the first Purchase Payment must be at least $1,000. Presently, the Company will accept an initial Purchase Payment of at least $1,000, but reserves the right to increase the minimum initial Purchase Payment amount to $4,000. All subsequent Purchase Payments must be $25 or more and may be made at any time prior to the Payout Start Date. Additional Purchase Payments may also be made from your bank account or your Dean Witter Active Assets-TM- Account through Automatic Additions. Please consult with your Dean Witter Account Executive for detailed information about Automatic Additions. The Automatic Additions program is not available for Qualified Contracts issued pursuant to a Dean Witter Custodial Account.

The Company reserves the right to underwrite or reject future additions.

CREDITING OF INITIAL PURCHASE PAYMENTS

A Purchase Payment accompanied by complete information will be credited to the Contract within two business days of receipt by the Company at its home office. If the information is not complete, the Company will credit the Purchase Payments to the Contract within five business days or return it at that time unless the applicant specifically consents to the Company holding the Purchase Payment until the information is complete. The Company reserves the right to reject any proposed purchase of the Contract. Subsequent Purchase Payments will be credited to the Contract at the close of the Valuation Period in which the Purchase Payment is received.

ALLOCATION OF PURCHASE PAYMENTS

On the application the Owner instructs the Company how to allocate the Purchase Payment among the fourteen Investment Alternatives. Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Purchase Payments may also be allocated in amounts of no less than $100. Unless the Owner notifies the Company otherwise, subsequent Purchase Payments are allocated according to the original instructions.

Each Purchase Payment will be credited to the Contract as Variable Account Accumulation Units equal to the amount of the Purchase Payment allocated to each Sub-Account divided by the Accumulation Unit value for that Sub-Account next computed after the Purchase Payment is credited to the Contract. For example, if a $10,000 Purchase Payment is credited to the Contract when the Accumulation Unit value equals $10, then 1,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding Portfolio (see "Value of Variable Account Accumulation Units," page 13).

For a brief summary of how Purchase Payments allocated to the Fixed Account are credited to the Contract, see "The Fixed Account" on page 18.

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Sub-Account and the deduction of certain expenses and charges.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business of each Valuation Date and ends at the close of business of the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business except for any day in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. Valuation Dates do not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange. The New York Stock Exchange currently observes the following holidays: New Year's Day (January 1); President's Day (the third Monday in February); Good Friday (the Friday before Easter); Memorial Day (the last Monday in May); Independence Day (July 4); Labor Day (the first Monday in September); Thanksgiving Day (the fourth Thursday in November); and Christmas Day (December 25).

The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period. The Net Investment Factor is a number representing the change on successive Valuation Dates in value of Sub-Account assets due to investment income, realized or unrealized capital gains or loss, deductions for taxes, if any, and deductions for the Mortality and Expense Risk Charge and Administrative Expense Charge.

TRANSFERS


Transfers must be at least $100 or the total amount in the Investment Alternative, whichever is less. Transfers to any Guarantee Period of the Fixed Account must be at least $500. Currently, there is no charge for transfers among the fourteen Investment Alternatives. The Company, however, reserves the right to assess a $25 charge on all transfers in excess of 12 per Contract Year. The Company will notify Owners at least 30 days prior to imposing the transfer charge.


Transfers out of any Sub-Account before the Payout Start Date may be made at any time.

After the Payout Start Date, transfers among Sub-Accounts of the Variable Account, or from the Variable Account to the Fixed Account may be made only once every six months and may not be made during the first six months following the Payout Start Date.

Transfers may be made pursuant to telephone instructions if the Owner authorizes telephone transfers at the time of purchase, or subsequently on a form provided by the Company. Telephone transfer requests will be accepted by the Company if received at 516/451-5170 by 4:00 p.m., Eastern Time. Telephone transfer requests received at any other telephone number or after 4:00 p.m., Eastern Time will not be accepted by the Company. Telephone transfer requests received before 4:00 p.m., Eastern Time are effected at the next computed value. Otherwise, transfer requests must be in writing, on a form provided by the Company.

Transfers may also be made automatically through Dollar Cost Averaging prior to the Payout Start Date. Dollar Cost Averaging permits the Owner to transfer a specified amount every month (or other frequencies that may be offered by the Company) from the Money Market Sub-Account to any other Sub-Account. Transfers made through Dollar Cost Averaging must be $100 or more. Dollar Cost Averaging cannot be used to transfer amounts to the Fixed Account. Please consult with your Dean Witter Account Executive for detailed information about Dollar Cost Averaging.

Transfers from Sub-Accounts of the Variable Account will be made based on the Accumulation Unit values next computed after the Company receives the transfer request at its home office.

For transfers involving the Fixed Account, see page 18.

SURRENDER AND WITHDRAWALS

The Owner may withdraw all or part of the Cash Value at anytime prior to the earlier of the death of the last surviving Annuitant, death of any Owner or the Payout Start Date. The amount available for withdrawal is the Cash Value next computed after the Company receives the request for a withdrawal at its home office, less any Early Withdrawal Charges, Contract Maintenance Charges or any remaining charge for premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances. See "Delay of Payments," page 19. For withdrawals from the Fixed Account, see page 18.

The minimum partial withdrawal is $100. If the Cash Value after a partial withdrawal would be less than $500, then the Company will treat the request as one for a total surrender of the Contract and the entire Cash Value, less any charges and premium taxes, will be paid out.

Partial withdrawals may also be taken automatically through monthly Systematic Withdrawals. Systematic Withdrawals of $100 or more may be requested at any time prior to the Payout Start Date. Please consult with your Dean Witter Account Executive for detailed information about Systematic Withdrawals.

For Qualified Contracts, the Company will, at the request of the Owner, automatically calculate and withdraw the IRS Required Minimum Distribution. Withdrawals taken to satisfy IRS Required Minimum Distribution rules will have any applicable withdrawal charges waived. This waiver is permitted only for withdrawals which satisfy distributions resulting from this Contract. Please consult with your Dean Witter Account Executive for detailed information about the Required Minimum Distribution program.

Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. This tax and penalty is explained in "Federal Tax Matters" on page 19.

The full Contract Maintenance Charge will be deducted at the time of total surrender. The total amount paid at surrender may be more or less than the total Purchase Payments due to prior withdrawals, any deductions, and investment performance.

To complete the partial withdrawals, the Company will cancel Accumulation Units in an amount equal to the withdrawal and any applicable Early Withdrawal Charge and premium taxes. The Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal request is incomplete and cannot be honored.

DEFAULT

So long as the Cash Value is not reduced to zero or a withdrawal does not reduce it to less than $500, the Contract will stay in force until the Payout Start Date even if no Purchase Payments are made after the first Purchase Payment.

CHARGES AND OTHER DEDUCTIONS
-----------------------------------------------------------

DEDUCTIONS FROM PURCHASE PAYMENTS

No deductions are currently made from Purchase Payments. Therefore the full amount of every Purchase Payment is invested in the Investment Alternative(s) to increase the potential for investment gain.

EARLY WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

The Owner may withdraw the Cash Value at any time before the earliest of the Payout Start Date, the death of any Owner or the last surviving Annuitant's death.

There are no Early Withdrawal Charges on amounts up to the Withdrawal Amount Without Early Withdrawal Charge. A Withdrawal Amount Without Early Withdrawal Charge will be available in each Contract Year. The annual Withdrawal Amount Without Early Withdrawal Charge is 15% of all Purchase Payments. Amounts withdrawn in excess of the Withdrawal Amount Without Early Withdrawal Charge, may be subject to an Early Withdrawal Charge. Any Withdrawal Amount Without Early

Withdrawal Charge not withdrawn in a Contract Year does not increase the Withdrawal Amount Without Early Withdrawal Charge in later Contract Years. Early Withdrawal Charges, if applicable, will be deducted from the amount paid.

In certain cases, distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules") may be subject to an Early Withdrawal Charge. Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an Income Plan with a specified period of less than 120 months.

Withdrawal Amounts Without Early Withdrawal Charge and other partial withdrawals will be allocated on a first in, first out basis to Purchase Payments. For purposes of calculating the amount of the Early Withdrawal Charge, withdrawals are assumed to come from Purchase Payments first, beginning with the oldest payment. Unless the Company is instructed otherwise, for partial withdrawals, the Early Withdrawal Charge will be deducted from the amount paid, rather than from the remaining Cash Value. Once all Purchase Payments have been withdrawn, additional withdrawals will not be assessed an Early Withdrawal Charge.

Early Withdrawal Charges will be applied to amounts withdrawn in excess of a Withdrawal Amount Without Early Withdrawal Charge as set forth below:

                 COMPLETE CONTRACT                    APPLICABLE
               YEARS SINCE PURCHASE                   WITHDRAWAL
                   PAYMENT BEING                        CHARGE
                WITHDRAWN WAS MADE                    PERCENTAGE
---------------------------------------------------  ------------
0 years............................................       6%
1 year.............................................       5%
2 years............................................       4%
3 years............................................       3%
4 years............................................       2%
5 years............................................       1%
6 years or more....................................       0%

THE CUMULATIVE TOTAL OF ALL EARLY WITHDRAWAL CHARGES IS GUARANTEED NEVER TO EXCEED 6% OF AN OWNER'S PURCHASE PAYMENTS.

Early Withdrawal Charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. The Company does not anticipate that the Early Withdrawal Charges will cover all distribution expenses in connection with the Contract.

In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Certain surrenders may also be subject to a federal tax penalty. See "Federal Tax Matters," page 19.

CONTRACT MAINTENANCE CHARGE

A Contract Maintenance Charge is deducted annually from the Cash Value to reimburse the Company for its actual costs in maintaining each Contract and the Variable Account. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT EXCEED $30 PER CONTRACT YEAR OVER THE LIFE OF THE CONTRACT. Maintenance costs include but are not limited to expenses incurred in billing and collecting Purchase Payments; keeping records; processing death claims and cash surrenders; policy changes and proxy statements; calculating Accumulation Unit and Annuity Unit values; and issuing reports to Owners and regulatory agencies. The Company does not expect to realize a profit from this charge.

On each Contract Anniversary, the Contract Maintenance Charge will be deducted from the Investment Alternatives in the same proportion that the Owner's interest in each bears to the total Cash Value. After the Payout Start Date, a pro rata share of the annual Contract Maintenance Charge will be deducted from each Income Payment. For example, 1/12 of the $30 or $2.50 will be deducted if there are twelve Income Payments during the Contract Year. The Contract Maintenance Charge will be deducted from the amount paid on a total surrender.

Prior to October 4, 1993, Vantage Computer Systems, Inc. was under contract with the Company to provide Contract recordkeeping services. As of October 4, 1993, the Company provides all Contract recordkeeping services.

ADMINISTRATIVE EXPENSE CHARGE

The Company will deduct an Administrative Expense Charge which is equal, on an annual basis to .10% of the daily net assets in the Variable Account. This charge is designed to cover actual administrative expenses which exceed the revenues from the Contract Maintenance Charge. The Company does not intend to profit from this charge. The Company reserves the right to increase this charge in the future. The Company believes that the Administrative Expense Charge and Contract Maintenance Charge have been set at a level that will recover no more than the actual costs associated with administering the Contract. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

MORTALITY AND EXPENSE RISK CHARGE

A Mortality and Expense Risk Charge will be deducted daily at a rate equal on an annual basis of 1.25% of the daily net assets in the Variable Account. The Company estimates that .85% is attributed to the assumption of mortality risks and .40% is attributed to the assumption of expense risks. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT.

If the Mortality and Expense Risk Charge is insufficient to cover the Company's mortality costs and excess expenses, the Company will bear the loss. If the Charge is more than sufficient, the

Company will retain the balance as profit. The Company currently expects a profit from this charge. Any such profit, as well as any other profit realized by the Company and held in its general account, (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of distribution expenses.

The mortality risk arises from the Company's guarantee to cover all death benefits and to make Income Payments in accordance with the Income Payment Tables, thus, relieving the Annuitants of the risk of outliving funds accumulated for retirement.

The expense risk arises from the possibility that the Contract Maintenance and Early Withdrawal Charges, both of which are guaranteed not to increase, will be insufficient to cover actual administrative expenses.

TAXES

The Company will deduct state premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, or when a total withdrawal occurs. The Company reserves the right to deduct premium taxes from the Purchase Payments. Currently, no deductions are made because New York does not charge premium taxes on annuities.

At the Payout Start Date, the charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Owner's interest in the Investment Alternative bears to the total Cash Value.

DEAN WITTER VARIABLE
INVESTMENT SERIES ("FUND")
EXPENSES

A complete description of the expenses and deductions from the Portfolios is found in the Fund's prospectus which is attached to this prospectus.

BENEFITS UNDER THE CONTRACT
-----------------------------------------------------------

DEATH BENEFITS PRIOR TO THE PAYOUT START DATE


If any Owner or the last surviving Annuitant dies prior to the Payout Start Date, and a Death Benefit is elected, it will be paid to the new Owner or Beneficiary. If requested to be paid in a lump sum within 180 days from the Date of Death, the Death Benefit will be the greatest of: (a) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any applicable Early Withdrawal Charges or premium taxes; or (b) the Cash Value on the date we receive Due Proof of Death, or (c) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any applicable Early Withdrawal Charges and premium taxes deducted from the Cash Value, since that anniversary. The Death Benefit Anniversary is every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.


The Company will not settle any death claim until it receives Due Proof of Death. If an Owner dies prior to the Payout Start Date the new Owner will be the surviving Owner, if any, otherwise the new Owner will be the Beneficiary. Generally, this new Owner has the following options:

    1. The new Owner may elect, within 180 days of the date of death, to receive the Death Benefit in a lump sum;

    2. The new Owner may elect, within 180 days of the date of death, to receive the Settlement Value (the Settlement Value is the Cash Value less any applicable Early Withdrawal Charges and premium tax on the date payment is requested) payable within five years of the date of death.

    3. The new Owner may elect to apply an amount equal to the Death Benefit to one of the income plans. Payments must begin within one year of the date of death and must be over the life of the new Owner, or a period not to exceed the life expectancy of the new Owner.

    4. If the new Owner is the spouse of the deceased Owner, the new Owner may elect one of the above options or may continue the Contract.

If the new Owner who is not the spouse of the deceased Owner does not make one of these elections, the Settlement Value will be paid in a lump sum to the new Owner five years after the date of death.

If the new Owner is a non-natural person, then the new Owner must receive the Death Benefit in a lump sum, and the options listed above are not available.

If any Annuitant dies who is not also an Owner, the Owner must elect an applicable option listed below. If the option selected is 1(a) or 1(b)(ii) below, the new Annuitant will be the youngest Owner, unless the Owner names a different Annuitant.

    1.  If the Owner is a natural person:

        a. The Owner may choose to continue the Contract as if the death had not occurred; or

        b. If the Company receives due proof of death within 180 days of the date of the Annuitant's death, then the Owner may alternatively choose to:

             i.  Receive the Death Benefit in a lump sum; or

            ii. Apply the Death Benefit to an income plan which must begin within one year of the date of death and must be for a period equal to or less than the life expectancy of the Owner.

    2. If the Owner is a non-natural person: The Owner must receive the Death Benefit in a lump sum.

The value of the Death Benefit will be determined at the end of the Valuation Period during which the Company receives a complete request for payment of the Death Benefit, which includes Due Proof of Death.

DEATH BENEFITS AFTER THE PAYOUT START DATE

If the Annuitant and Joint Annuitant, if applicable, die after the Payout Start Date, the Company will pay the Death Benefit, if any, contained in the particular income plan.

If an Owner, who is not the Annuitant, dies after the Payout Start Date, payments will continue to be made under the particular income plan. The Beneficiary will be the recipient of such payments.

INCOME PAYMENTS
-----------------------------------------------------------

PAYOUT START DATE

The Payout Start Date is the day that Income Payments will start under the Contract. The Owner may change the Payout Start Date at any time by notifying the Company in writing of the change at least 30 days before the current Payout Start Date. The Payout Start Date must be (a) at least a month after the Issue Date; (b) the first day of a calendar month; and (c) no later than the first day of the calendar month after the Annuitant reaches age 85, or the 10th anniversary date, if later.

Unless  the Owner  notifies the Company  in writing otherwise,  the Payout Start
Date will be the later of the first day of the calendar month after the Annuitant reaches age 85 or the 10th anniversary date.

AMOUNT OF VARIABLE ANNUITY INCOME PAYMENTS

The amount of Variable Annuity Income Payments depends upon the investment experience of the Portfolios selected by the Owner, any premium taxes, the age and sex of the Annuitant(s), and the income plan chosen. The Company guarantees that the Income Payments will not be affected by (1) actual mortality experience and (2) the amount of the Company's administration expenses.

The Contracts offered by this Prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age. Nevertheless, in accordance with the U.S. Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V. NORRIS, in certain employment-related situations, annuity tables that do not vary on the basis of sex may be used. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, consideration should be given, in consultation with legal counsel, to the impact of NORRIS on any such plan before making any contributions under these Contracts. For qualified plans, where it is appropriate, a unisex endorsement is available.

The sum of Income Payments made may be more or less than the total Purchase Payments made because (a) Variable Annuity Income Payments vary with the investment results of the underlying Portfolios; (b) the Owner bears the investment risk with respect to all amounts allocated to the Variable Account;
(c) Annuitants may die before the actuarially expected Date of Death, and (d) Early Withdrawal Charges may be applicable. As such, the total amount of Income Payments cannot be predicted.

The duration of the income plan may affect the dollar amounts of each Income Payment. For example, if an income plan guaranteed for life is chosen, the Income Payments may be greater or lesser than Income Payments under an income plan for a specified period depending on the life expectancy of the Annuitant.

If the actual net investment experience is less than the assumed investment rate, then the dollar amount of the Income Payments will decrease. The dollar amount of the Income Payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the Income Payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Variable Annuity Income Payments, the assumed investment rate is found in the Contract.

If no payments have been received for three full years and if the Cash Value to be applied to an income plan is less than $2,000, or if the monthly payments determined under the Income Plan are less than $20, the Company may pay the Cash Value in a lump sum or change the payment frequency to an interval which results in Income Payments of at least $20.

INCOME PLANS

The Owner may elect a completely Fixed Annuity, a completely Variable Annuity or a combination Fixed and Variable Annuity. Up to 30 days before the Payout Start Date, the Owner may change the income plan or request any other form of income plan agreeable to both the Company and the Owner. Subsequent changes will not be permitted. If an income plan is chosen which depends on the Annuitant or Joint Annuitant's life, proof of age will be required before Income Payments begin. Premium taxes may be assessed. The income plans include:

INCOME PLAN 1--LIFE WITH PAYMENTS GUARANTEED FOR 120 MONTHS
Monthly payments will be made for as long as the Annuitant lives. If the Annuitant dies before 120 monthly payments have been made, the remainder of the 120 guaranteed monthly payments will be paid to the Owner, or if deceased, to the surviving Beneficiary.

INCOME PLAN 2--JOINT AND LAST SURVIVOR
Monthly payments beginning on the Payout Start Date will be made for as long as either the Annuitant or Joint Annuitant is living. It is possible under this option that only one monthly payment will be made if the Annuitant and Joint Annuitant both die before the second payment is made, or only two monthly payments will be made if they both die before the third payment, and so forth.

INCOME PLAN 3--PAYMENTS FOR A SPECIFIED PERIOD
Monthly payments beginning on the Payout Start Date will be made for a specified period. An Early Withdrawal Charge may apply if the specified period is less than 120 months. Payments under this option do not depend on the continuation of the Annuitant's life. If the Owner dies before the end of the specified period, the remaining payments will be paid to the surviving Beneficiary. The Mortality and Expense Risk Charge is deducted from the Variable Account even though the Company does not bear any mortality risk. If Income Plan 3 is chosen and the proceeds are derived from the Variable Account, the Owner or Beneficiary may surrender the Contract at any time by notifying the Company in writing.

In the event that an income plan is not selected, the Company will make Income Payments in accordance with Income Plan 1. At the Company's discretion, other income plans may be available upon request. The Company uses sex-distinct annuity tables. However, the Company reserves the right to use Income Payment tables which do not distinguish on the basis of sex.

THE FIXED ACCOUNT
-----------------------------------------------------------

CONTRIBUTIONS UNDER THE FIXED PORTION OF THE ANNUITY CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY, WHICH
SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE GENERAL ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GENERAL DESCRIPTION

Contributions made to the Fixed Account are invested in the general account of the Company. The general account is made up of all of the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Instead of the Owner bearing the investment risk as is the case for amounts in the Variable Account, the Company bears the full investment risk for all amounts contributed to the general account. The Company has sole discretion to invest the assets of the general account, subject to applicable law. The Company guarantees that the amounts allocated to the Fixed Account will be credited interest at a net effective interest rate of at least the minimum guaranteed rate found in the Contract. (This interest rate is net of separate account asset based charges of 1.35%). Currently the amount of interest credited in excess of the guaranteed rate will vary periodically in the sole discretion of the Company. Any interest held in the general account does not entitle an Owner to share in the investment experience of the general account.

Money deposited in the Fixed Account earns interest at the current rate in effect at the time of allocation or transfer for the Guarantee Period. After the Guarantee Period, a renewal rate will be declared. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the Owner of the interest rate(s) for the Contract Year then starting. This interest rate will be guaranteed by the Company for a full year and will not be less than the guaranteed rate found in the Contract. The Company may declare more than one interest rate for different monies based upon the date of allocation or transfer to the Fixed Account and based upon the Guarantee Period.

The Company will offer a one year Guarantee Period. Additional Guarantee Periods are offered at the sole discretion of the Company. The Company currently offers a 1 year and a 6 year Guarantee Period.

ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED RATE FOUND IN THE CONTRACT WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY.

TRANSFERS, SURRENDERS, AND WITHDRAWALS

Amounts may be transferred from the Sub-Accounts of the Variable Account to the Fixed Account, and prior to the Payout Start Date amounts may also be transferred from the Fixed Account to Sub-Accounts of the Variable Account.

The maximum amount in any Contract Year which may be transferred from the Fixed Account to the Variable Account or between Guarantee Periods of the Fixed Account is limited to the greater of (1) 25% of the value in the Fixed Account as of the most recent Contract Anniversary; if 25% of the value as of the most recent Contract Anniversary is greater than zero but less than $1,000, then up to $1,000 may be transferred; or (2) 25% of the sum of all Purchase Payments and transfers to the Fixed Account as of the most recent Contract Anniversary.

If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to the Fixed Account, the transfer restriction for that money and the accumulated interest thereon will be waived during the 60-day period following the first renewal date.

After the Payout Start Date no transfers may be made from the Fixed Account. Transfers from the Variable Account to the Fixed Account may not be made for six months after the Payout Start Date and may be made thereafter only once every six months.

Surrenders and withdrawals from the Fixed Account may be delayed for up to six months. After the Payout Start Date no surrenders or withdrawals may be made from the Fixed Account.

GENERAL MATTERS
-----------------------------------------------------------

OWNER

The Owner has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. These rights include the right to name and change the Owner, Beneficiary and Annuitant. The Annuitant can be changed only if the Owner is a natural person. At time of designation, the age of the Annuitant may not exceed 80 years of age.

Generally, an Owner who is not a natural person is required to include in income each year any increase in the Cash Value to the extent the increase is attributable to contributions made after February 28, 1986.

BENEFICIARY

Subject to the terms of any irrevocable Beneficiary, the Owner may change the Beneficiary while the Annuitant is living by notifying the Company in writing. Any change will be effective at the time it is signed by the Owner, whether or not the Annuitant is living when the change is received by the Company. The Company will not, however, be liable as to any payment or settlements made prior to receiving the written notice.

Unless otherwise provided in the Beneficiary designation, the rights of any Beneficiary predeceasing the Annuitant will revert to the Owner or the Owner's estate. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives the Annuitant, the surviving Beneficiaries will share equally in any amounts due.

DELAY OF PAYMENTS

Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:

    1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

    2. An emergency exists as defined by the Securities and Exchange Commission; or

    3. The Securities and Exchange Commission permits delay for the protection of the Owners.

For payment or transfers from the Fixed Account, see page 18.

ASSIGNMENTS

The Owner may not assign an interest in a Contract as collateral or security for a loan. Otherwise, the Owner may assign benefits under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. No assignment will bind the Company unless it is signed by the Owner and filed with the Company. The Company is not responsible for the validity of an assignment.

MODIFICATION

The Company may not modify the Contract without the consent of the Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or required by the Code or by any other applicable law.

CUSTOMER INQUIRIES

The Owners or any persons interested in the Contract may make inquiries regarding the Contract by calling or writing their Dean Witter Account Executive.

FEDERAL TAX MATTERS
-----------------------------------------------------------

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, an annuity contract owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the Owner is a natural person, (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department ("Treasury") regulations and (3) the Company, instead of the annuity owner, is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons are not treated as annuity contracts for federal income tax purposes and the income on such contracts is taxed as ordinary income received or accrued by the Owner during the taxable year. There are several exceptions to the general rule for Contracts owned by non-natural persons which are discussed in the Statement of Additional Information.


DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity contract for federal income tax purposes and the Contract Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Fund or its investments, the Company expects the Fund to meet the diversification requirements.


OWNERSHIP TREATMENT. In connection with the issuance of the regulations on the adequate diversification standards, the Department of the Treasury announced that the regulations do not provide guidance concerning the extent to which contract owners may direct their investments among sub-accounts of a Variable Account. The Internal Revenue Service has previously stated in published rulings that a variable contract owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that guidance would be issued in the future regarding the extent that owners could direct their investments among sub-accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued.



The ownership rights under this contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the Variable Account. In those circumstances, income and gain from the Variable Account assets would be includible in the Contract Owner's gross income. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. It is possible that Treasury Department's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of the assets of the Variable Account. However, the Company makes no guarantee that such modification to the contract will be successful.



DELAYED MATURITY DATE. If the contract's scheduled maturity date is at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity. In that event, the income and gains under the contract would be currently includible in the owner's income.



TAXATION OF PARTIAL AND FULL WITHDRAWALS. In the case of a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. In the case of a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract bears to the Contract Value, can be excluded from income. In the case of a full withdrawal under a Non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract. If an individual transfers an annuity contract without full and adequate consideration to a person other than the individual's spouse (or to a former spouse incident to a divorce), the Owner will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Other than in the case of certain Qualified Contracts, any amount received as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of payments received from an annuity contract provides for the return of the Owner's investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Amounts may be distributed from an annuity contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in income as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal or (2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. There is a 10% penalty tax on the taxable amount of any premature distribution from a non-qualified annuity contract. The penalty tax generally applies to any distribution made prior to the Owner attaining age 59 1/2. However, there should be no penalty tax on distributions to Owners (1) made on or after the Owner attains age 59 1/2; (2) made as a result of the Owner's death or disability; (3) made in substantially equal periodic payments over life or life expectancy; or (4) made under an immediate annuity. Similar rules apply for distributions under certain Qualified Contracts. Please see the Statement of Additional Information for a discussion of other situations in which the penalty tax may not apply.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified annuity contracts issued by the Company (or its affiliates) to the same Owner during any calendar year will be aggregated and treated as one annuity Contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS


Annuity contracts may be used as investments with certain tax qualified plans such as: (1) Individual Retirement Annuities under Section 408(b) of the Code;
(2) Simplified Employee Pension Plans under Section 408(k) of the Code; (3) Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code; (4) Tax Sheltered Annuities under Section 403(b) of the Code; (5) Corporate and Self Employed Pension and Profit Sharing Plans; and (6) State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the contract.


RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any annuity contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

INCOME TAX WITHHOLDING

The Company is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity ("IRA"). Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of (1) required minimum distributions, or (2) a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from non-qualified annuity contracts, or distributions from Qualified Contracts which are not considered eligible rollover distributions, the Company may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies the Company of such election.

VOTING RIGHTS
-----------------------------------------------------------

The Owner or anyone with a voting interest in the Sub-Account of the Variable Account may instruct the Company on how to vote at shareholder meetings of the Fund. The Company will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. The Company reserves the right to vote the eligible shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.

Before the Payout Start Date, the Owner holds the voting interest in the Sub-Account. (The number of votes for the Owner will be determined by dividing the Cash Value attributable to a Sub-Account by the net asset value per share of the applicable eligible Portfolio.)

After the Payout Start Date, the person receiving Income Payments has the voting interest. After the Payout Start Date, the votes decrease as Income Payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Portfolio.

SALES COMMISSION
-----------------------------------------------------------

From its profits the Company may pay a maximum sales commission of 6.0% of Purchase Payments and an annual sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account to Dean Witter Reynolds Inc., the principal underwriter of the Contracts.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


The Contract................................................       3
  Purchase of Contracts.....................................       3
  Value of Variable Account Accumulation Units..............       3
  Performance Data..........................................       3
Standardized Total Return...................................       4
  Other Total Returns.......................................       5
  Transfers.................................................       6
  Tax-free Exchanges (1035 Exchanges, Rollovers and
   Transfers)...............................................       7
Income Payments.............................................       7
  Amount of Variable Annuity Income Payments................       7
General Matters.............................................       7
    Recordkeeping Services..................................       7
    Additions, Deletions or Substitutions of Investments....       8
    Reinvestment............................................       8
  Incontestability..........................................       8
  Settlements...............................................       8
  Safekeeping of the Variable Account's Assets..............       8
  Experts...................................................       9
  Legal Matters.............................................       9
Federal Tax Matters.........................................       9
  Introduction..............................................       9
  Taxation of Allstate Life Insurance Company of New York...       9
  Exceptions to the Non-Natural Owner Rule..................       9
  Penalty Tax on Premature Distributions....................      10
  IRS Requried Distribution at Death Rules..................      10
  Qualified Plans...........................................      10
Types of Qualified Plans....................................      11
  Individual Retirement Annuities...........................      11
  Simplified Employee Pension Plans.........................      11
  Tax Sheltered Annuities...................................      11
  Corporate and Self-Employed Pension and Profit Sharing
   Plans....................................................      11
  State and Local Government and Tax-Exempt Organization
   Deferred Compensation Plans..............................      11
Voting Rights...............................................      12
Sales Commissions...........................................      12
Financial Statements........................................     F-1

                      (This Page Left Intentionally Blank)

ORDER FORM
-----------------------------------------------------------

/ / Please send me a copy of the most recent Statement of Additional Information for the Allstate Life of New York Variable Annuity II.

------------------------  ---------------------------------------------
         (Date)                               (Name)

                          ---------------------------------------------
                                         (Street Address)

                          ---------------------------------------------
                              (City)        (State)       (Zip Code)

Send to:  Allstate Life Insurance Company of New York
          Post Office Box 9095
          Farmingville, New York 11738

          Attention:  Annuity Services

                      STATEMENT OF ADDITIONAL INFORMATION

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

                                       of

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                 P.O. Box 9095
                          Farmingville, New York 11738

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                 Distributed By

                           Dean Witter Reynolds Inc.
                             Two World Trade Center
                            New York, New York 10048

                              -------------------

This Statement of Additional Information supplements the information in the Prospectus for the individual Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Allstate Life Insurance Company of New York ("Company"), an indirect wholly owned subsidiary of Allstate Insurance Company. The Contract is primarily designed to aid individuals in long-term financial planning and it can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
                 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

YOU MAY OBTAIN A COPY OF THE PROSPECTUS FROM DEAN WITTER REYNOLDS INC. ("DEAN
   WITTER"), THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE CONTRACT, BY
             CALLING OR WRITING DEAN WITTER AT THE ADDRESS LISTED ABOVE.


    The Prospectus, dated May 1, 1997, has been filed with the United States
                      Securities and Exchange Commission.



                               Dated May 1, 1997

                               TABLE OF CONTENTS


                                                                                                                       Page
                                                                                                                        ---
The Contract......................................................................................................           3
  Purchase of Contracts...........................................................................................           3
  Value of Variable Account Accumulation Units....................................................................           3
  Performance Data................................................................................................           3
Standardized Total Return.........................................................................................           4
  Other Total Returns.............................................................................................           5
  Transfers.......................................................................................................           6
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)....................................................           7
Income Payments...................................................................................................           7
  Amount of Variable Annuity Income Payments......................................................................           7
General Matters...................................................................................................           7
    Recordkeeping Services........................................................................................           7
    Additions, Deletions or Substitutions of Investments..........................................................           8
    Reinvestment..................................................................................................           8
  Incontestability................................................................................................           8
  Settlements.....................................................................................................           8
  Safekeeping of the Variable Account's Assets....................................................................           8
  Experts.........................................................................................................           9
  Legal Matters...................................................................................................           9
Federal Tax Matters...............................................................................................           9
  Introduction....................................................................................................           9
  Taxation of Allstate Life Insurance Company of New York.........................................................           9
  Exceptions to the Non-Natural Owner Rule........................................................................           9
  Penalty Tax on Premature Distributions..........................................................................          10
  IRS Required Distribution at Death Rules........................................................................          10
  Qualified Plans.................................................................................................          10
Types of Qualified Plans..........................................................................................          11
  Individual Retirement Annuities.................................................................................          11
  Simplified Employee Pension Plans...............................................................................          11
  Tax Sheltered Annuities.........................................................................................          11
  Corporate and Self-Employed Pension and Profit Sharing Plans....................................................          11
  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans..............................          11
Voting Rights.....................................................................................................          11
Sales Commissions.................................................................................................          12
Financial Statements..............................................................................................         F-1

                                  THE CONTRACT

Purchase of Contracts

    The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.

Value of Variable Account Accumulation Units

    The value of Variable Account Accumulation Units will vary in accordance with investment experience of the Portfolio in which the Sub-Account invests. The number of such Accumulation Units credited to a Contract will not, however, change as a result of any fluctuations in the Accumulation Unit value.

    The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units in any Valuation Period will depend upon the investment performance of the shares purchased by each Sub-Account in a particular Portfolio.

    The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of such unit as of the immediately preceding Valuation Period, multiplied by the "Net Investment Factor" for that Sub-Account for the current Valuation Period. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (A) by (B) and subtracting (C), where:

        (A) is the sum of:

           (1) the net asset value per share of the Portfolio(s) underlying the Sub-Account determined at the end of the current valuation period; plus,

           (2) the per share amount of any dividend or capital gain distributions made by the Portfolio(s) underlying the Sub-Account during the current Valuation Period.

        (B) is the net asset value per share of the Portfolio(s) underlying the Sub-Account determined as of the end of the immediately preceding valuation period.

        (C) is the annualized Mortality and Expense Risk and Administrative Expense Charges divided by 365 and then multiplied by the number of calendar days in the current valuation period.

Performance Data

    From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations.

    A Sub-Account's "average annual total return" represents an annualization of the Sub-Account's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of a one, five or ten year period, or for a period from the date of commencement of the Sub-Account's operations, if shorter than any of the foregoing. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value, including deductions for any Early Withdrawal Charges or Contract Maintenance Charges imposed on the Contracts by the Variable Account, by the initial hypothetical $1,000 Purchase Payment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

    The Early Withdrawal Charges assessed upon redemption are computed as follows: The Withdrawal Amount Without Early Withdrawal Charge is not assessed an Early Withdrawal Charge. Early Withdrawal Charges are charged on the amount of redemption equal to the Purchase Payment, reduced by the Withdrawal Amount Without Early Withdrawal Charge, if any. The remaining amount of the redemption, if any, is not assessed an Early Withdrawal Charge. The Early Withdrawal Charge Schedule specifies rates based on the Contract Year in which the Purchase Payment was made. One rate is specified for Purchase Payments made in the current Contract Year, another rate for Purchase Payments made in the prior Contract Year, another rate for Purchase Payments made in the second prior Contract Year, and so on until a rate for Purchase Payments made in the sixth prior Contract Year or prior to it is reached. For a one year total return calculation the second rate, (i.e., the rate for Purchase Payments made in the prior Contract Year), is assessed. The Contract Maintenance Charge ($30 per contract) used in the total return calculation is prorated using the following method: The total amount of annual Contract fees collected during the year is divided by the total average net assets of all the Sub-Accounts. The resulting percentage is then multiplied by the ending Cash Value.

    In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for Early Withdrawal Charges or Contract Maintenance charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a percent unit change calculation. This calculation is the Accumulation Unit value at the end of the defined period divided by the Accumulation Unit value at the beginning of such period minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and inception (commencement of the Sub-Account's operation) to date (day of the advertisement).

                           STANDARDIZED TOTAL RETURN


    The standardized average annual total returns for the Sub-Accounts for the one-year and since inception periods ending December 31, 1996 are presented below:



                                                                                                             Since
Sub-Account                                                                       One-Year   Five-Year     Inception
-------------------------------------------------------------------------------  ----------  ----------  --------------
Capital Growth.................................................................       5.72%       5.06%         7.84%
Dividend Growth................................................................      17.97%      13.42%        13.92%
Equity.........................................................................       6.52%      11.10%        13.41%
European Growth................................................................      23.92%      19.27%        18.68%
Global Dividend Growth.........................................................      11.68%        N/A         11.02%
High Yield.....................................................................       6.15%      11.38%        12.26%
Money Market...................................................................        N/A         N/A           N/A
Pacific Growth.................................................................      -1.84%        N/A         -1.80%
Quality Income Plus............................................................      -4.14%       5.96%         6.76%
Strategist.....................................................................       9.15%       7.48%         8.40%
Utilities......................................................................       2.89%       8.97%        10.36%


------------------------

* All Sub-Accounts commenced operation on September 24, 1991 except for the Global Dividend Growth, Pacific Growth, Income Builder and Capital Appreciation Sub-Accounts. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operation on February 23, 1994. The Income Builder and Capital Appreciation Sub-Accounts commenced operation on January 21, 1997.

    From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

    Such average annual total return information for the Sub-Accounts (including deduction of the Surrender Charge) is as follows:


                                                                                                            Ten-Years or
                                                                                                           Since Inception
Sub-Account and Date of Inception of Corresponding Portfolio                       One-Year   Five- Years     (if less)
--------------------------------------------------------------------------------  ----------  -----------  ---------------
Capital Growth****..............................................................       5.72%        5.06%         8.71%
Dividend Growth***..............................................................      17.97%       13.42%        11.83%
Equity*.........................................................................       6.52%       11.10%        11.39%
European Growth****.............................................................      23.92%       19.27%        16.32%
Global Dividend Growth*****.....................................................      11.68%         N/A         11.03%
High Yield*.....................................................................       6.15%       11.38%         5.64%
Money Market*...................................................................        N/A          N/A           N/A
Pacific Growth*****.............................................................      -1.84%         N/A         -1.80%
Quality Income Plus**...........................................................      -4.14%        5.96%         7.07%
Strategist**....................................................................       9.15%        7.48%         8.32%
Utilities***....................................................................       2.89%        8.97%         9.71%


------------------------
    * Portfolio inception date of March 9, 1984

   ** Portfolio inception date of March 1, 1987

  *** Portfolio inception date of March 1, 1990

 **** Portfolio inception date of March 1, 1991

***** Portfolio inception date of February 23, 1994

Other Total Returns

    From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote such average annual total returns for periods prior to the date the Variable Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

    Such average annual total return information for the Sub-Accounts (not including deduction of the Surrender Charge) is as follows:


                                                                                                                Ten-Years or
                                                                                                               Since Inception
Sub-Account and Date of Inception of Corresponding Portfolio                          One-Year    Five- Years     (if less)
----------------------------------------------------------------------------------  ------------  -----------  ---------------
Capital Growth****................................................................       10.04%         5.28%         8.86%
Dividend Growth***................................................................       22.29%        13.58%        11.89%
Equity*...........................................................................       10.85%        11.28%        11.44%
European Growth****...............................................................       28.24%        19.42%        16.45%
Global Dividend Growth*****.......................................................       16.00%          N/A         12.07%
High Yield*.......................................................................       10.47%        11.55%         5.71%
Money Market*.....................................................................         N/A           N/A           N/A
Pacific Growth*****...............................................................        2.49%          N/A         -0.50%
Quality Income Plus**.............................................................        0.19%         6.16%         7.12%
Strategist**......................................................................       13.47%         7.67%         8.37%
Utilities***......................................................................        7.22%         9.15%         9.76%


------------------------
    * Portfolio inception date of March 9, 1984

   ** Portfolio inception date of March 1, 1987

  *** Portfolio inception date of March 1, 1990

 **** Portfolio inception date of March 1, 1991

***** Portfolio inception date of February 23, 1994

    The Variable Account may also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); and, (c) A.M. Best Company.

Transfers

    The Owner may transfer amounts from one investment alternative to another prior to the Payout Start Date. Transfers are subject to the following restrictions:

    1. The minimum amount that may be transferred from an investment alternative is $100; if the total amount in an investment alternative is less than $100, the entire amount may be transferred.

    2. The minimum transfer to any Guarantee Period of the Fixed Account is $500.

    3. The maximum amount in any Contract Year which may be transferred from the Fixed Account to the Variable Account or between Guarantee Periods is limited to the greater of (1) 25% of the value in the Fixed Account as of the most recent Contract Anniversary; if 25% of the value as of the most recent Contract Anniversary is greater than zero but less than $1,000, then up to $1,000 may be transferred; or (2) 25% of the sum of all Purchase Payments and transfers to the Fixed Account as of the most recent Contract Anniversary.

    4. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to the Fixed Account, the 25% transfer restriction for that money will be waived during the 60 day period following the first renewal date.

Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)

    The Company accepts Purchase Payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Purchase Payments and non-Section 1035 Purchase Payments.

    The Company also accepts "rollovers" from Contracts qualifying as tax-sheltered annuities (TSAs), individual retirement annuities or accounts,
(IRAs), or any other Qualified Contract which is eligible to "rollover" into an IRA. The Company differentiates between Non-Qualified Contracts and TSAs and IRAs to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. An Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

                                INCOME PAYMENTS

Amount of Variable Annuity Income Payments

    The amount of the first Income Payment is calculated by applying the Contract Value allocated to each Sub-Account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the Sub-Account's then current Annuity Unit Value to determine the number of Annuity Units upon which later Income Payments will be based. Variable Annuity Income Payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Sub-Account times the then current Annuity Unit Value for each respective Sub-Account.

    The value of an Annuity Unit in each Sub-Account of the Variable Account is set at $10. Annuity Units in each Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolios in which the Sub-Account invests. The value of the Annuity Unit for each Sub-Account at the end of any Valuation Period is calculated by: (a) multiplying the prior value by the Sub-Account's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity Income Payment, and is an effective annual rate of 4.0%.

    Currently, the amount of the first Income Payment paid under an Annuity Option is determined using 4% interest and the 1971 Individual Annuity Mortality Table with the following age adjustment (The revised Contract is based on the 1983A Individual Annuity Mortality Table.) An annuitant's age at his or her last birthday on or prior to the Income Starting Date will be set back one year each six full years between January 1, 1971 and the Income Starting Date (except in the case of Contracts based on the 1983A Table). Due to judicial or legislative developments regarding the use of tables which do not differentiate on the basis of sex, in some cases different annuity tables may be used.

                                GENERAL MATTERS

Recordkeeping Services

    In 1993, the Company paid $29,213.58 to Vantage for its services. The basis for the fee was an annual fee of $16 per policy, plus out of pocket expenses and fees for enhancements.

    As of October 4, 1993, the Company performs all Contract recordkeeping services.

Additions, Deletions or Substitutions of Investments

    The Company retains the right, subject to any applicable law, to make additions to, deletions the from or substitutions for the Portfolio shares held by any Sub-Account of the Variable Account. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in the Company's judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to an Owner's interest in a Sub-Account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

    The Company may also establish additional Sub-Accounts of the Variable Account. Each additional Sub-Account would purchase shares in a new Portfolio of the Fund or in another mutual fund. New Sub-Accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

    In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required.

Reinvestment

    All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

Incontestability

    The Contract will not be contested after it is issued.

Settlements

    The Contract must be returned to the Company prior to any settlement. Due proof of the Owner(s) or the Annuitant's (and any Joint Annuitant's) death must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets

    The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the Sub-Accounts.

    The Dean Witter Variable Investment Series ("Fund") does not issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates. See the Fund's Prospectus for a more complete description of the Fund's custodian.

Experts

    The financial statements of the Variable Account and the financial statements and financial statement schedules of the Company appearing in this Statement of Additional Information (which is incorporated by reference in the prospectus of Allstate Life of New York Variable Annuity Account II of Allstate Life Insurance Company of New York) have been audited by Deloitte & Touche LLP, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Legal Matters

    Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Routier and Johnson, P.C., of Washington, D.C.. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life Insurance Company of New York.

                              FEDERAL TAX MATTERS

Introduction

    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Allstate Life Insurance Company of New York

    The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The following discussion assumes that the Company is taxed as a life insurance company under Part I of Subchapter L. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract.

    Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Exceptions to the Non-Natural Owner Rule

    There are several exceptions to the general rule that contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Penalty Tax on Premature Distributions

    There is a 10% penalty tax on the taxable amount of any payment received from a non-qualified annuity contract unless: (1) made after the owner reaches 59 1/2; (2) attributable to the owner's disability; (3) attributable to investment before August 14, 1982, including earnings on pre-August 14, 1982 investment; (4) made from certain qualified contracts; (5) made after the death of the owner; (6) made under an immediate annuity contract; (7) made from an annuity purchased and held by an employer upon the termination of a qualified retirement plan; (8) made under a qualified funding asset; (9) made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life of or life expectancy of the owner or the joint lives of joint life expectancies of the owner and designated beneficiary. Similar rules apply in the case of qualified contracts.

IRS Required Distribution at Death Rules

    In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

Qualified Plans

    This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.

                            TYPES OF QUALIFIED PLANS

Individual Retirement Annuities

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Simplified Employee Pension Plans

    Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities.

Tax Sheltered Annuities

    Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or in the case of hardship (earnings on salary reduction contributions may not be distributed for hardship).

Corporate and Self-Employed Pension and Profit Sharing Plans

    Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans

    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, under the non-natural owner rules, such contracts are not treated as annuity contracts for federal income tax purposes.

                                 VOTING RIGHTS

    The number of votes which a person has the right to instruct will be calculated separately for each Sub-Account. That number will be determined by applying his/her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to the Sub-Account.

    The number of votes of the Portfolio which an Owner has a right to instruct will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

    Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

    Each person having a voting interest in a Sub-Account will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                               SALES COMMISSIONS

    The Company pays Dean Witter for its underwriting and general agent's services a sales commission of up to 6.0% of the Purchase Payments and sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account. These commissions are intended to cover Dean Witter's expenses in distributing and selling the Contracts.

    Under the Underwriting Agreement and Managing General Agent's Agreement between Dean Witter and the Company, Dean Witter is responsible for paying costs and expenses associated with licensing its agents, paying agent's commissions, printing, mailing and distributing the Prospectus to prospective purchasers; and preparing, printing and distributing sales literature. In the event the commissions fail to adequately compensate Dean Witter for these expenses, Dean Witter will pay these expenses from its own funds.

                          INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:



We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company") as of December 31, 1996 and 1995, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1996. Our audits also included Schedule IV -- Reinsurance and Schedule V -- Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company of New York as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles. Also, in our opinion,
Schedule IV -- Reinsurance and Schedule V -- Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.



/s/ DELOITTE & TOUCHE LLP



Chicago, Illinois
February 21, 1997

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION



                                                                    December 31
                                                              ------------------------
                                                                 1996         1995
                                                              -----------  -----------
                                                                  ($ in thousands)
Assets
  Investments
    Fixed income securities, at fair value (amortized cost
     $1,378,155 and $1,219,418).............................  $ 1,500,783  $ 1,424,893
    Mortgage loans..........................................       84,657       86,394
    Policy loans............................................       25,359       22,785
    Short-term..............................................       25,855        7,257
                                                              -----------  -----------
        Total investments...................................    1,636,654    1,541,329
  Deferred acquisition costs................................       61,559       53,944
  Accrued investment income.................................       20,321       18,828
  Reinsurance recoverables..................................        2,566        3,331
  Cash......................................................        1,027        1,472
  Other assets..............................................        7,489        3,924
  Separate Accounts.........................................      260,668      220,141
                                                              -----------  -----------
        Total assets........................................  $ 1,990,284  $ 1,842,969
                                                              -----------  -----------
                                                              -----------  -----------
Liabilities
  Reserve for life-contingent contract benefits.............  $   911,457  $   838,739
  Contractholder funds......................................      572,480      499,548
  Deferred income taxes.....................................        3,692       23,659
  Other liabilities and accrued expenses....................        6,405        8,950
  Net payable to affiliates.................................        2,515        1,865
  Separate Accounts.........................................      260,668      220,141
                                                              -----------  -----------
        Total liabilities...................................    1,757,217    1,592,902
                                                              -----------  -----------
Shareholder's Equity
  Common stock, $25 par value, 80,000 shares authorized,
   issued and outstanding...................................        2,000        2,000
  Additional capital paid-in................................       45,787       45,787
  Unrealized net capital gains..............................       36,852       74,413
  Retained income...........................................      148,428      127,867
                                                              -----------  -----------
        Total shareholder's equity..........................      233,067      250,067
                                                              -----------  -----------
        Total liabilities and shareholder's equity..........  $ 1,990,284  $ 1,842,969
                                                              -----------  -----------
                                                              -----------  -----------



                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS



                                                                  Year Ended December 31,
                                                              -------------------------------
                                                                1996       1995       1994
                                                              ---------  ---------  ---------
                                                                     ($ in thousands)
Revenues
  Life and annuity premiums (net of reinsurance ceded of
   $2,273, $2,147 and $2,198)...............................  $  91,825  $ 126,713  $  70,070
  Contract charges..........................................     25,281     21,603     18,490
  Net investment income.....................................    112,862    104,384     96,911
  Realized capital gains and losses.........................     (1,581)    (1,846)       778
                                                              ---------  ---------  ---------
                                                                228,387    250,854    186,249
                                                              ---------  ---------  ---------
Costs and expenses
  Life and annuity contract benefits (net of reinsurance
   recoveries of $2,827, $1,581 and $1,860).................    172,772    198,055    137,434
  Amortization of deferred acquisition costs................      6,512      5,502      3,875
  Operating costs and expenses..............................     16,874     17,864     16,330
  Early retirement program..................................     --         --          1,210
                                                              ---------  ---------  ---------
                                                                196,158    221,421    158,849
                                                              ---------  ---------  ---------
Income from operations before income tax expense............     32,229     29,433     27,400
Income tax expense..........................................     11,668      9,911      9,179
                                                              ---------  ---------  ---------
Net income..................................................  $  20,561  $  19,522  $  18,221
                                                              ---------  ---------  ---------
                                                              ---------  ---------  ---------



                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                  Year ended December 31,
                                                              -------------------------------
                                                                1996       1995       1994
                                                              ---------  ---------  ---------
                                                                     ($ in thousands)
Common stock................................................  $   2,000  $   2,000  $   2,000
                                                              ---------  ---------  ---------
Additional capital paid-in..................................     45,787     45,787     45,787
                                                              ---------  ---------  ---------
Unrealized net capital gains and losses
Balance, beginning of year..................................     74,413     (6,891)    25,391
Net (decrease) increase.....................................    (37,561)    81,304    (32,282)
                                                              ---------  ---------  ---------
  Balance, end of year......................................     36,852     74,413     (6,891)
                                                              ---------  ---------  ---------
Retained income
Balance, beginning of year..................................    127,867    108,345     90,124
Net income..................................................     20,561     19,522     18,221
                                                              ---------  ---------  ---------
  Balance, end of year......................................    148,428    127,867    108,345
                                                              ---------  ---------  ---------
Total shareholder's equity..................................  $ 233,067  $ 250,067  $ 149,241
                                                              ---------  ---------  ---------
                                                              ---------  ---------  ---------



                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS



                                                                   Year Ended December 31,
                                                              ----------------------------------
                                                                 1996        1995        1994
                                                              ----------  ----------  ----------
                                                                       ($ in thousands)
Cash flows from operating activities
  Net income................................................  $   20,561  $   19,522  $   18,221
  Adjustments to reconcile net income to net cash provided
   by operating activities
    Depreciation, amortization and other non-cash items.....     (26,172)    (22,348)    (18,969)
    Realized capital gains and losses.......................       1,581       1,846        (778)
    Interest credited to contractholder funds...............      25,817      26,924      27,233
    Increase in life-contingent contract benefits and
     contractholder funds...................................      75,217     103,513      55,233
    Increase in deferred acquisition costs..................      (6,859)     (5,537)     (6,850)
    Increase in accrued investment income...................      (1,493)     (2,497)       (102)
    Change in deferred income taxes.........................         257      (2,677)     (5,993)
  Changes in other operating assets and liabilities.........      (4,234)      3,897     (18,082)
                                                              ----------  ----------  ----------
      Net cash provided by operating activities.............      84,675     122,643      49,913
                                                              ----------  ----------  ----------
Cash flows from investing activities
  Proceeds from sales of fixed income securities............      28,454      13,526      49,903
  Investment collections
    Fixed income securities available for sale..............      72,751      30,871      54,796
    Fixed income securities held to maturity................      --           3,067      17,186
    Mortgage loans..........................................      12,508       6,499       9,744
  Investment purchases
    Fixed income securities available for sale..............    (236,252)   (142,205)   (137,684)
    Fixed income securities held to maturity................      --         (32,046)    (38,709)
    Mortgage loans..........................................     (10,325)     (9,864)    (10,132)
  Change in short-term investments, net.....................     (18,598)        (45)     41,528
  Change in policy loans, net...............................      (2,574)       (859)     (2,133)
                                                              ----------  ----------  ----------
      Net cash used in investing activities.................    (154,036)   (131,056)    (15,501)
                                                              ----------  ----------  ----------
Cash flows from financing activities
  Contractholder fund deposits..............................     115,420      76,534      57,468
  Contractholder fund withdrawals...........................     (46,504)    (68,412)    (92,574)
                                                              ----------  ----------  ----------
      Net cash provided by (used in) financing activities...      68,916       8,122     (35,106)
                                                              ----------  ----------  ----------
Net decrease in cash........................................        (445)       (291)       (694)
Cash at beginning of year...................................       1,472       1,763       2,457
                                                              ----------  ----------  ----------
Cash at end of year.........................................  $    1,027  $    1,472  $    1,763
                                                              ----------  ----------  ----------
                                                              ----------  ----------  ----------



                       See notes to financial statements.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)



1.  General



    BASIS OF PRESENTATION



    The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"). The Company is wholly owned by a wholly owned subsidiary ("Parent") of Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution"). These financial statements have been prepared in conformity with generally accepted accounting principles.



    To conform with the 1996 presentation, certain items in the prior years' financial statements and notes have been reclassified.



    NATURE OF OPERATIONS



    The Company markets a broad line of life insurance and annuity products in the State of New York. Life insurance includes traditional products such as whole life and term life insurance, as well as universal life and other interest-sensitive life products. Annuities include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities, and immediate annuities such as structured settlement annuities. The Company distributes its products using a combination of Allstate agents, banks and other financial institutions, brokers and direct response marketing.



    Structured settlement annuity contracts issued by the Company are long-term in nature and involve fixed guarantees relating to the amount and timing of benefit payments. In addition, single and flexible premium deferred annuity contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. In a low interest rate environment, funds from maturing investments, particularly those supporting long-term structured settlement annuity obligations, may be reinvested at substantially lower interest rates than those which prevailed when the funds were previously invested.



    The Company utilizes various modeling techniques in managing the relationship between assets and liabilities. The fixed income securities supporting the Company's obligations have been selected to meet, to the extent possible, the anticipated cash flow requirements of the related liabilities. The Company employs strategies to minimize its exposure to interest rate risk and to maintain investments which are sufficiently liquid to meet obligations to contractholders in various interest rate scenarios.



    The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal legislation and regulation that would allow banks greater participation in securities and insurance businesses, which could present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the market for these products.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



2.  Summary of Significant Accounting Policies



    INVESTMENTS



    Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred acquisition costs and reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.



    Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected future market conditions and other factors.



    Short-term investments are carried at cost which approximates fair value. Policy loans are carried at the unpaid principal balances.



    Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.



    DERIVATIVE FINANCIAL INSTRUMENTS



    The Company utilizes futures contracts which are derivative financial instruments. When futures meet specific criteria they may be designated as accounting hedges and accounted for on a deferral basis, depending upon the nature of the hedge strategy, and the method used to account for the hedged item.



    If, subsequent to entering into a hedge transaction, the future becomes ineffective (including if the hedged item is sold or otherwise extinguished or the occurrence of a hedged anticipatory transaction is no longer probable), the Company terminates the derivative position. Gains and losses on these terminations are reported in realized capital gains and losses in the period they occur. The Company may also terminate the derivatives as a result of other events or circumstances. Gains and losses on these terminations are either deferred and amortized over the remaining life of the hedged item or are reported in shareholder's equity, consistent with the accounting for the hedged item.



    When the Company uses futures as hedging instruments, the derivative must reduce the primary market risk exposure on an enterprise basis in conjunction with the hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



2.  Summary of Significant Accounting Policies (Continued)


    Under deferral accounting, gains and losses on derivatives are deferred on the statement of financial position and recognized in earnings in conjunction with earnings on the hedged item. The Company accounts for interest rate futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria discussed above are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified.



    Changes in fair values of these derivatives are initially deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains or losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity or recognized as a gain or loss from disposition of the asset, as appropriate. The Company reports initial margin deposits on futures in short-term investments. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.



    RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES



    Premiums for traditional life insurance are recognized as revenue when due. Accident and disability premiums are earned on a pro rata basis over the policy period. Revenues on interest-sensitive life insurance contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances. Gross premium in excess of the net premium on limited payment contracts, primarily structured settlement annuities when sold with life contingencies, are deferred and recognized over the contract period.



    REINSURANCE



    Certain premiums and contract benefits are ceded and reflected net of such cessions in the statements of operations. Reinsurance recoverable and the related reserves for life-contingent contract benefits are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.



    DEFERRED ACQUISITION COSTS



    Certain costs of acquiring life and annuity business, principally agents' remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses are deferred and amortized to income. For traditional life, limited payment contracts and accident and disability, these costs are amortized in proportion to the estimated revenues on such business. For interest-sensitive life insurance and investment contracts, the costs are amortized in relation to the present value of estimated gross profits on such business. Changes in the amount or timing of estimated gross profits will result in adjustments in the cumulative amortization of these costs. To the extent that unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of deferred acquisition costs had those gains or losses actually been realized, the related unamortized deferred acquisition costs are recorded as a reduction of the unrealized gains or losses included in shareholder's equity.



    INCOME TAXES



    The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax regulations. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred acquisition costs. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



2.  Summary of Significant Accounting Policies (Continued)


    SEPARATE ACCOUNTS



    The Company issues flexible premium deferred variable annuity contracts, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. Assets and liabilities of the Separate Accounts represent funds of Allstate Life of New York Variable Annuity Account, Allstate Life of New York Variable Annuity Account II and Allstate Life of New York Separate Account A ("Separate Accounts"), unit investment trusts registered with the Securities and Exchange Commission.



    Assets of the Separate Accounts are invested in funds of management investment companies, and are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees and mortality and expense risk charges.



    RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS



    The reserve for life-contingent contract benefits, which relates to traditional life insurance, group annuities and structured settlement annuities with life contingencies, disability insurance and accident insurance, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 4.0% to 9.51% during 1996. To the extent that unrealized gains on available for sale securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded as a reduction of the unrealized gains included in shareholder's equity.



    CONTRACTHOLDER FUNDS



    Contractholder funds arise from the issuance of individual or group contracts that include an investment component, including most annuities and interest-sensitive life insurance contracts. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Credited interest rates on contractholder funds ranged from 3.1% to 9.75% for those contracts with fixed interest rates and from 3.55% to 8.42% for those with flexible rates during 1996.



    OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS



    Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position.



    USE OF ESTIMATES



    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



3.  Related Party Transactions



    REINSURANCE



    The Company cedes business to the Parent under reinsurance treaties to limit aggregate and single exposures on large risks. Premiums and policy benefits ceded totaled $1,383 and $1,662 in 1996, $1,259 and $278 in 1995, and $1,181 and
$1,877 in 1994, respectively. Included in the reinsurance recoverable at December 31, 1996 and 1995 are amounts due from the Parent of $965 and $1,212.



    STRUCTURED SETTLEMENT ANNUITIES



    AIC, through an affiliate, purchased $15,610, $11,243, and $7,568 of structured settlement annuities from the Company in 1996, 1995 and 1994, respectively. Of these amounts, $8,517, $4,164 and $1,221 relate to structured settlement annuities with life contingencies and are included in premium income in 1996, 1995 and 1994, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years.



    BUSINESS OPERATIONS



    The Company utilizes services and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on its behalf. The cost to the Company is determined by various allocation methods and is primarily related to the level of the services provided. Expenses allocated to the Company were $23,134, $21,288 and $17,320 in 1996, 1995 and 1994, respectively. A portion of these expenses related to the acquisition of life and annuity business is deferred and amortized over the contract period.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



4.  Investments



    FAIR VALUES



    The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:


                                                              Gross Unrealized
                                                Amortized   --------------------     Fair
At December 31, 1996                              Cost        Gains     Losses       Value
---------------------------------------------  -----------  ---------  ---------  -----------
U.S. government and agencies.................  $   387,806  $  54,349  $  (2,642) $   439,513
Municipal....................................       36,158      1,883       (406)      37,635
Corporate....................................      734,500     68,022     (4,592)     797,930
Mortgage-backed securities...................      188,480      6,793     (1,106)     194,167
Asset-backed securities......................       31,211        394        (67)      31,538
                                               -----------  ---------  ---------  -----------
    Total fixed income securities............  $ 1,378,155  $ 131,441  $  (8,813) $ 1,500,783
                                               -----------  ---------  ---------  -----------
                                               -----------  ---------  ---------  -----------


At December 31, 1995
---------------------------------------------
U.S. government and agencies.................  $   336,331  $  99,750  $    (526) $   435,555
Municipal....................................       36,002      2,831        (92)      38,741
Corporate....................................      633,731     92,073       (767)     725,037
Mortgage-backed securities...................      189,436     11,600       (164)     200,872
Asset-backed securities......................       23,918        770     --           24,688
                                               -----------  ---------  ---------  -----------
    Total fixed income securities............  $ 1,219,418  $ 207,024  $  (1,549) $ 1,424,893
                                               -----------  ---------  ---------  -----------
                                               -----------  ---------  ---------  -----------



    SCHEDULED MATURITIES



    The scheduled maturities for fixed income securities are as follows at December 31, 1996:



                                                                          Amortized      Fair
                                                                            Cost         Value
                                                                         -----------  -----------

Due in one year or less................................................  $    16,350  $    16,842
Due after one year through five years..................................       85,776       89,809
Due after five years through ten years.................................      228,717      240,079
Due after ten years....................................................      827,621      928,348
                                                                         -----------  -----------
                                                                           1,158,464    1,275,078
  Mortgage-backed and asset-backed securities..........................      219,691      225,705
                                                                         -----------  -----------
    Total..............................................................  $ 1,378,155  $ 1,500,783
                                                                         -----------  -----------
                                                                         -----------  -----------



    Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



4.  Investments (Continued)


    NET INVESTMENT INCOME



                                                                   Year Ended December 31,
                                                               -------------------------------
                                                                 1996       1995       1994
                                                               ---------  ---------  ---------
Fixed income securities......................................  $ 104,583  $  95,212  $  88,149
Mortgage loans...............................................      7,113      7,999      8,092
Other........................................................      2,942      2,744      2,246
                                                               ---------  ---------  ---------
    Investment income, before expense........................    114,638    105,955     98,487
    Investment expense.......................................      1,776      1,571      1,576
                                                               ---------  ---------  ---------
    Net investment income....................................  $ 112,862  $ 104,384  $  96,911
                                                               ---------  ---------  ---------
                                                               ---------  ---------  ---------



    REALIZED CAPITAL GAINS AND LOSSES



                                                                   Year Ended December 31,
                                                               -------------------------------
                                                                 1996       1995       1994
                                                               ---------  ---------  ---------
Fixed income securities......................................  $  (1,522) $     422  $   1,570
Mortgage loans...............................................        (59)    (2,268)      (792)
                                                               ---------  ---------  ---------
  Realized capital losses and gains..........................     (1,581)    (1,846)       778
  Income taxes...............................................       (553)      (646)       272
                                                               ---------  ---------  ---------
  Realized capital losses and gains, after tax...............  $  (1,028) $  (1,200) $     506
                                                               ---------  ---------  ---------
                                                               ---------  ---------  ---------



    PROCEEDS FROM SALES OF FIXED INCOME SECURITIES



    Proceeds from sales of investments in fixed income securities were $28,454, $13,526 and $49,903 in 1996, 1995 and 1994, respectively. Gross gains of $480,
$172 and $1,743 and gross losses of $2,308, $105 and $973 were realized on sales of fixed income securities during 1996, 1995 and 1994, respectively.



    UNREALIZED NET CAPITAL GAINS



    Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1996 are as follows:



                                                             Cost/                  Unrealized
                                                           Amortized      Fair          Net
                                                             Cost         Value        Gains
                                                          -----------  -----------  -----------

Fixed income securities.................................  $ 1,378,155  $ 1,500,783   $ 122,628
                                                          -----------  -----------
                                                          -----------  -----------
Reserves for life insurance policy benefits.............                               (65,300)
Deferred income taxes...................................                               (19,844)
Deferred acquisition costs and other....................                                  (632)
                                                                                    -----------
    Unrealized net capital gains........................                             $  36,852
                                                                                    -----------
                                                                                    -----------

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



4.  Investments (Continued)


    CHANGE IN UNREALIZED NET CAPITAL GAINS



                                                                 Year Ended December 31,
                                                             -------------------------------
                                                               1996       1995       1994
                                                             ---------  ---------  ---------

Fixed income securities....................................  $ (82,847) $ 216,975  $ (52,740)
Reserves for life insurance policy benefits................     24,300    (89,600)    --
Deferred income taxes......................................     20,224    (43,779)    17,382
Deferred acquisition costs and other.......................        762     (2,292)     3,076
                                                             ---------  ---------  ---------
    Change in unrealized net capital gains.................  $ (37,561) $  81,304  $ (32,282)
                                                             ---------  ---------  ---------
                                                             ---------  ---------  ---------



    INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES



    Pretax provisions for investment losses, principally relating to other than temporary declines in value on fixed income securities and valuation allowances on mortgage loans were $208, $2,448 and $627 in 1996, 1995 and 1994, respectively.



    MORTGAGE LOAN IMPAIRMENT



    A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.



    The Company had no impaired loans at December 31, 1996. The net carrying value of impaired loans at December 31, 1995 was $9,647, measured at the fair value of the collateral. The total investment in impaired mortgage loans before valuation allowance at December 31, 1995 was $11,581 and the related allowance on these impaired loans was $1,934.



    Activity in the valuation allowance for all mortgage loans for the years ended December 31, 1996 and 1995 is summarized as follows:



                                                                             1996       1995
                                                                           ---------  ---------
Balance at January 1.....................................................  $   1,952  $   1,179
  Additions..............................................................        207      1,930
  Direct write-downs.....................................................     (1,934)    (1,157)
                                                                           ---------  ---------
Balance at December 31...................................................  $     225  $   1,952
                                                                           ---------  ---------
                                                                           ---------  ---------



    Interest income is recognized on a cash basis for impaired loans carried at the fair value of the collateral, beginning at the time of impairment. For other impaired loans, interest is accrued based on the net carrying value. The Company recognized interest income of $281 and $1,398 on impaired loans during 1996 and 1995, respectively, of which $281 and $1,194 was received in cash during 1996 and 1995, respectively. The average recorded investment in impaired loans was $5,154 and $8,900 during 1996 and 1995, respectively.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



4.  Investments (Continued)


    INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION



    The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 2.7% of the carrying value of the portfolio at December 31, 1996:



    (% of municipal bond portfolio carrying value)



                                                                             At December 31,
                                                                           --------------------
                                                                             1996       1995
                                                                              ---        ---
Ohio.....................................................................       25.9%      26.8%
California...............................................................       24.3       23.1
Illinois.................................................................       19.0       19.7
Maryland.................................................................        7.8        7.6
Maine....................................................................        5.7        5.7
New York.................................................................        5.3        5.3
Minnesota................................................................        5.3        5.2



    The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are as listed below. Except for the following, holdings in no other state exceed 2.3% of the portfolio at December 31, 1996:



    (% of commercial mortgage portfolio carrying value)



                                                                             At December 31,
                                                                           --------------------
                                                                             1996       1995
                                                                              ---        ---
California...............................................................       49.1%      56.7%
Illinois.................................................................       21.3       22.9
New York.................................................................       21.1       11.1

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



4.  Investments (Continued)


    The types of properties collateralizing the commercial mortgage loans are as follows:



    (% of commercial mortgage portfolio carrying value)



                                                                             At December 31,
                                                                           --------------------
                                                                             1996       1995
                                                                           ---------  ---------
Retail...................................................................       39.1%      39.5%
Warehouse................................................................       24.2       32.1
Apartment complex........................................................       14.6        4.5
Office buildings.........................................................       14.3       16.0
Industrial...............................................................        6.8        6.9
Other....................................................................        1.0        1.0
                                                                           ---------  ---------
                                                                               100.0%     100.0%
                                                                           ---------  ---------
                                                                           ---------  ---------



    SECURITIES ON DEPOSIT



    At December 31, 1996, fixed income securities with a carrying value of $1,829 were on deposit with regulatory authorities as required by law.



5.  Financial Instruments


    In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred acquisition costs and reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, including accrued investment income and cash, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.



    FINANCIAL ASSETS



                                                                     Carrying
At December 31, 1996                                                   Value      Fair Value
-----------------------------------------------------------------  -------------  -----------
Fixed income securities..........................................   $ 1,500,783   $ 1,500,783
Mortgage loans...................................................        84,657        83,789
Short-term investments...........................................        25,855        25,855
Policy loans.....................................................        25,359        25,359
Separate Accounts................................................       260,668       260,668

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



5.  Financial Instruments (Continued)



                                                                     Carrying
At December 31, 1995                                                   Value      Fair Value
-----------------------------------------------------------------  -------------  -----------
Fixed income securities..........................................   $ 1,424,893   $ 1,424,893
Mortgage loans...................................................        86,394        89,517
Short-term investments...........................................         7,257         7,257
Policy loans.....................................................        22,785        22,785
Separate Accounts................................................       220,141       220,141



    Carrying value and fair value include the effects of derivative financial instruments where applicable.



    Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. The carrying value of policy loans approximates its fair value. Assets of the Separate Accounts are carried in the statements of financial position at fair value.



    FINANCIAL LIABILITIES



                                                                       Carrying       Fair
At December 31, 1996                                                     Value        Value
-------------------------------------------------------------------  -------------  ---------
Contractholder funds on investment contracts.......................   $   421,642   $ 430,696
Separate Accounts..................................................       260,668     260,668



At December 31, 1995
-------------------------------------------------------------------
Contractholder funds on investment contracts.......................   $   366,481   $ 392,111
Separate Accounts..................................................       220,141     220,141



    The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



5.  Financial Instruments (Continued)


Derivative Financial Instruments



    The Company primarily uses derivative financial instruments to reduce its exposure to interest rate risk in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes. The following table summarizes the contract or notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:



                                                Contract/
                                                Notional      Credit      Carrying      Fair
At December 31, 1996                             Amount      Exposure       Value       Value
---------------------------------------------  -----------  -----------  -----------  ---------
Financial futures contracts..................   $   6,700    $  --        $     266   $      56



At December 31, 1995
---------------------------------------------
Financial futures contracts..................   $  22,900    $  --        $     576   $  --



    The contract or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.



    Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is represented by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.



    The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.



    Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Deal and exchange quotes are available for the Company's derivatives.



    Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures contracts to manage its market risk related to fixed income securities and anticipatory investment purchases and sales. Futures used as hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within ninety days. Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins.



    Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



    OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS



    Commitments to extend mortgage loans are agreements to lend to a customer provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers. At December 31, 1996, the Company had $6,190 in mortgage loan commitments which had a fair value of $62. No such commitments existed at December 31, 1995.



6.  Income Taxes


    Consolidated federal income tax returns are filed by the Corporation and its eligible subsidiaries, including the Company. Tax liabilities and benefits realized by the consolidated group are allocated as generated by the respective entities.



    Prior to the Distribution, the Corporation and all of its domestic subsidiaries, including the Company, (the "Allstate Group") joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses or similar items, which might not be recognized in a separate return, were allocated according to the Tax Sharing Agreement.



    The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



6.  Income Taxes (Continued)


    The components of the deferred income tax assets and liabilities at December 31, 1996 and 1995 are as follows:



                                                                            At December 31,
                                                                          --------------------
                                                                            1996       1995
                                                                          ---------  ---------
Deferred assets
Life-contingent contract reserves.......................................  $  27,951  $  25,562
Difference in tax bases of investments..................................        270      1,536
Loss on disposal of discontinued operations.............................        375        376
Other postretirement benefits...........................................        524        496
Other assets............................................................      1,789      1,701
                                                                          ---------  ---------
  Total deferred assets.................................................     30,909     29,671
                                                                          ---------  ---------
Deferred liabilities
Unrealized net capital gains............................................    (19,844)   (40,069)
Deferred acquisition costs..............................................    (14,020)   (12,655)
Prepaid commission expense..............................................       (717)      (578)
Other liabilities.......................................................        (20)       (28)
                                                                          ---------  ---------
  Total deferred liabilities............................................    (34,601)   (53,330)
                                                                          ---------  ---------
  Net deferred liability................................................  $  (3,692) $ (23,659)
                                                                          ---------  ---------
                                                                          ---------  ---------



    The components of income tax expense are as follows:



                                                                     Year Ended December 31,
                                                                 -------------------------------
                                                                   1996       1995       1994
                                                                 ---------  ---------  ---------
Current........................................................  $  11,411  $  12,588  $  15,172
Deferred.......................................................        257     (2,677)    (5,993)
                                                                 ---------  ---------  ---------
  Total income tax expense.....................................  $  11,668  $   9,911  $   9,179
                                                                 ---------  ---------  ---------
                                                                 ---------  ---------  ---------



    The Company paid income taxes of $11,968, $11,000 and $27,682 in 1996, 1995 and 1994, respectively, to the Parent. The Company had an income tax recoverable from the Parent of $105 at December 31, 1996, and an income tax payable of $1,729 at December 31, 1995.



    Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1996, approximately $389, will result in taxes payable of $136 if distributed by the Company to the Parent. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account are allowed under the Tax Reform Act of 1984.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



7.  Statutory Financial Information


    The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:



                                                                          Net Income
                                                                -------------------------------
                                                                    Year Ended December 31,
                                                                -------------------------------
                                                                  1996       1995       1994
                                                                ---------  ---------  ---------
Balance per generally accepted accounting principles..........  $  20,561  $  19,522  $  18,221
  Deferred acquisition costs..................................     (6,859)    (5,537)    (6,850)
  Deferred income taxes.......................................        257     (2,677)    (5,993)
  Non-admitted assets and statutory reserves..................      6,224     12,786      6,900
  Other postretirement and postemployment benefits............        (34)        71        105
  Other.......................................................     (2,004)      (965)    (1,442)
                                                                ---------  ---------  ---------
Balance per statutory accounting practices....................  $  18,145  $  23,200  $  10,941
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------



                                                                Shareholder's Equity
                                                                ---------------------
                                                                   At December 31,
                                                                ---------------------
                                                                  1996        1995
                                                                ---------  ----------
Balance per generally accepted accounting principles..........  $ 233,067  $  250,067
  Deferred acquisition costs..................................    (61,559)    (53,944)
  Deferred income taxes.......................................      3,692      23,659
  Unrealized net capital gains................................    (57,102)   (114,500)
  Non-admitted assets and statutory reserves..................     48,426      43,624
  Other postretirement and postemployment benefits............        968       1,058
  Other.......................................................     (2,473)     (1,667)
                                                                ---------  ----------
Balance per statutory accounting practices....................  $ 165,019  $  148,297
                                                                ---------  ----------
                                                                ---------  ----------



    PERMITTED STATUTORY ACCOUNTING PRACTICES



    The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                ($ in thousands)



7.  Statutory Financial Information (Continued)


    DIVIDENDS



    The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. Under New York Insurance Law, a notice of intention to distribute any dividend must be filed with the New York Superintendent of Insurance not less than 30 days prior to the distribution. Such proposed declaration is subject to the Superintendent's disapproval.



8.  Benefit Plans



    PENSION PLANS



    Defined benefit pension plans, sponsored by the Corporation, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service, average annual compensation and estimated social security retirement benefits. The Corporation's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The costs to the Company included in net income were $490, $446, and $344 for the pension plans in 1996, 1995 and 1994, respectively.



    POSTRETIREMENT BENEFITS OTHER THAN PENSIONS



    The Corporation provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans for 10 or more years prior to retirement. The Corporation shares the cost of the retiree medical benefits with retirees based on years of service with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. The Corporation's postretirement benefit plans currently are not funded. The Corporation has the right to modify or terminate these plans.



    PROFIT SHARING FUND



    Employees of the Corporation and its domestic subsidiaries are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation contributions are based on the Corporation's matching obligation and performance. The Allstate Plan includes an Employee Stock Ownership Plan ("Allstate ESOP") to pre-fund a portion of the Corporation's anticipated contribution. The Allstate Plan and the Allstate ESOP split from The Savings and Profit Sharing Fund of Sears Employees ("Sears Plan") on the date of the Distribution. In connection with this, the Corporation paid Sears $327 million, and in return received a note from the Allstate ESOP for a like principal amount and 50% of the unallocated shares. The Corporation will make contributions to the Allstate ESOP annually in the amount necessary to allow the Allstate ESOP to fund interest and principal payments on the note after considering the dividends paid on ESOP shares, which are available for debt service. The Company's defined contribution to the Allstate Plan was $111 and $141 in 1996 and 1995, respectively. The cost to the Company prior to the Distribution and the split from the Sears Plan was $123 in 1994.

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                ($ in thousands)



                          Year Ended December 31, 1996



                                                             Gross
                                                            amount       Ceded    Net amount
                                                          -----------  ---------  -----------
Life insurance in force.................................  $ 9,962,300  $ 553,628  $ 9,408,672
                                                          -----------  ---------  -----------
                                                          -----------  ---------  -----------
Premiums and contract charges:
  Life and annuities....................................  $   114,296  $   1,398  $   112,898
  Accident and health...................................        5,044        834        4,210
                                                          -----------  ---------  -----------
                                                          $   119,340  $   2,232  $   117,108
                                                          -----------  ---------  -----------
                                                          -----------  ---------  -----------



                          Year Ended December 31, 1995



                                                             Gross
                                                            amount       Ceded    Net amount
                                                          -----------  ---------  -----------
Life insurance in force.................................  $ 8,513,295  $ 398,025  $ 8,115,270
                                                          -----------  ---------  -----------
                                                          -----------  ---------  -----------
Premiums and contract charges:
  Life and annuities....................................  $   146,732  $   1,246  $   145,486
  Accident and health...................................        3,731        901        2,830
                                                          -----------  ---------  -----------
                                                          $   150,463  $   2,147  $   148,316
                                                          -----------  ---------  -----------
                                                          -----------  ---------  -----------



                          Year Ended December 31, 1994



                                                             Gross
                                                            amount       Ceded    Net amount
                                                          -----------  ---------  -----------
Life insurance in force.................................  $ 7,598,374  $ 321,623  $ 7,276,751
                                                          -----------  ---------  -----------
                                                          -----------  ---------  -----------
Premiums and contract charges:
  Life and annuities....................................  $    87,562  $   1,193  $    86,369
  Accident and health...................................        3,276      1,005        2,271
                                                          -----------  ---------  -----------
                                                          $    90,838  $   2,198  $    88,640
                                                          -----------  ---------  -----------
                                                          -----------  ---------  -----------

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                 SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ in thousands)



                                               Balance at   Charged to                Balance at
                                                Beginning    Costs and                  End of
Description                                     of Period    Expenses    Deductions     Period
---------------------------------------------  -----------  -----------  -----------  -----------
Year Ended December 31, 1996
  Allowance for estimated losses on mortgage
   loans.....................................   $   1,952    $     207    $   1,934    $     225

Year Ended December 31, 1995
  Allowance for estimated losses on mortgage
   loans.....................................   $   1,179    $   2,170    $   1,397    $   1,952

Year Ended December 31, 1994
  Allowance for estimated losses on mortgage
   loans.....................................   $   2,297    $     667    $   1,785    $   1,179

                 (This page has been left blank intentionally.)

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:


    We have audited the accompanying Statement of Net Assets of Allstate Life of New York Variable Annuity Account II (the "Account") as of December 31, 1996, and the related Statement of Operations for the year then ended and the Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1996 of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth, Capital Growth, Global Dividend Growth and Pacific Growth portfolios that comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, of each of the portfolios comprising the Account, in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 21, 1997

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1996

(Dollars and shares in thousands)

Assets
  Investments in the Dean Witter Variable Investment Series:
    Money Market Portfolio
      15,081 shares (cost: $15,081)....................................................  $  15,081
    High Yield Portfolio
      1,582 shares (cost: $10,247).....................................................      9,778
    Equity Portfolio
      833 shares (cost: $19,148).......................................................     21,984
    Quality Income Plus Portfolio
      2,943 shares (cost: $31,227).....................................................     30,516
    Strategist Portfolio
      2,182 shares (cost: $27,299).....................................................     29,943
    Dividend Growth Portfolio
      3,739 shares (cost: $49,201).....................................................     68,800
    Utilities Portfolio
      1,548 shares (cost: $20,311).....................................................     23,750
    European Growth Portfolio
      783 shares (cost: $11,952).......................................................     16,890
    Capital Growth Portfolio
      248 shares (cost: $3,208)........................................................      4,126
    Global Dividend Growth Portfolio
      1,238 shares (cost: $13,490).....................................................     16,255
    Pacific Growth Portfolio
      823 shares (cost: $8,083)........................................................      8,192
                                                                                         ---------
        Total assets...................................................................    245,315

Liabilities
  Payable to Allstate Life Insurance Company of New York:
    Accrued contract maintenance charges                                                        78
                                                                                         ---------
        Net assets.....................................................................  $ 245,237
                                                                                         ---------
                                                                                         ---------

See notes to financial statements.

                 (This page has been left blank intentionally.)

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

                                                                             Dean Witter Variable Investment Series
                                                             ----------------------------------------------------------------------
                                                                                                   Quality
                                                               Money                               Income                 Dividend
                                                              Market    High Yield     Equity       Plus     Strategist    Growth
(Dollars in thousands)                                       Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                                             ---------  -----------  -----------  ---------  -----------  ---------
Investment income:
  Dividends................................................  $     656   $     989    $   2,402   $   2,153   $   1,398   $   2,813
  Charges from Allstate Life Insurance Company of New York:
    Mortality and expense risk.............................       (162)       (103)        (234)       (395)       (369)       (738)
    Administrative expense.................................        (13)         (8)         (18)        (31)        (29)        (59)
                                                             ---------       -----        -----   ---------  -----------  ---------
  Net investment income (loss).............................        481         878        2,150       1,727       1,000       2,016
                                                             ---------       -----        -----   ---------  -----------  ---------
Realized and unrealized (losses)
 gains on investments:
  Realized gains (losses) from sales of investments:
    Proceeds from sales....................................      4,896         932          630       5,094       4,271       3,101
    Cost of investments sold...............................     (4,896)       (973)        (511)     (5,251)     (4,093)     (2,254)
                                                             ---------       -----        -----   ---------  -----------  ---------
Net realized (losses) gains................................         --         (41)         119        (157)        178         847
                                                             ---------       -----        -----   ---------  -----------  ---------
Change in unrealized gains (losses)........................         --         (32)        (378)     (1,699)      2,509       9,042
                                                             ---------       -----        -----   ---------  -----------  ---------
Net (losses) gains on investments..........................         --         (73)        (259)     (1,856)      2,687       9,889
                                                             ---------       -----        -----   ---------  -----------  ---------
Change in net assets resulting from operations.............  $     481   $     805    $   1,891   $    (129)  $   3,687   $  11,905
                                                             ---------       -----        -----   ---------  -----------  ---------
                                                             ---------       -----        -----   ---------  -----------  ---------

See notes to financial statements.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996


                                                                     Dean Witter Variable Investment Series
                                                    ------------------------------------------------------------------------
                                                                                           Global
                                                                European      Capital     Dividend      Pacific
                                                    Utilities    Growth       Growth       Growth       Growth
(Dollars In Thousands)                              Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Total
                                                    ---------  -----------  -----------  -----------  -----------  ---------
Investment income:
Dividends.........................................  $     948   $     712    $      68    $     605    $      95   $  12,839
  Charges from Allstate Life Insurance Company of
 New York:
Mortality and expense risk........................       (302)       (169)         (45)        (165)         (96)     (2,778)
Administrative expense............................        (24)        (13)          (4)         (13)          (8)       (220)
                                                    ---------       -----        -----        -----        -----   ---------
    Net investment income (loss)..................        622         530           19          427           (9)      9,841
                                                    ---------       -----        -----        -----        -----   ---------
Realized and unrealized (losses) gains on
 investments
Realized gains (losses) from sales of investments:
Proceeds from sales...............................      3,235         615          355          541          649      24,319
Cost of investments sold..........................     (2,847)       (462)        (265)        (466)        (637)    (22,655)
                                                    ---------       -----        -----        -----        -----   ---------
Net realized (losses) gains.......................        388         153           90           75           12       1,664
                                                    ---------       -----        -----        -----        -----   ---------
Change in unrealized gains (losses)...............        651       2,748          223        1,476           55      14,595
                                                    ---------       -----        -----        -----        -----   ---------
Net (losses) gains on investments.................      1,039       2,901          313        1,551           67      16,259
                                                    ---------       -----        -----        -----        -----   ---------
Change in net assets resulting from operations....  $   1,661   $   3,431    $     332    $   1,978    $      58   $  26,100
                                                    ---------       -----        -----        -----        -----   ---------
                                                    ---------       -----        -----        -----        -----   ---------


See notes to financial statements.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996


                                                                   Dean Witter Variable Investment Series
                                                    ---------------------------------------------------------------------
                                                                                         Quality
                                                      Money       High                   Income                 Dividend
(Dollars and Units in Thousands,                     Market       Yield      Equity       Plus      Strategist   Growth
Except Value per Unit)                              Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                                    ---------   ---------   ---------   ---------   ---------   ---------
From operations:
  Net investment income (loss)....................   $    481     $  878     $  2,150    $  1,727    $ 1,000     $  2,016
  Net realized (losses) gains.....................         --        (41)         119        (157)       178          847
  Net change in unrealized (losses) gains.........         --        (32)        (378)     (1,699)     2,509        9,042
                                                    ---------   ---------   ---------   ---------   ---------   ---------
  Change in net assets resulting from
   operations.....................................        481        805        1,891        (129)     3,687       11,905
                                                    ---------   ---------   ---------   ---------   ---------   ---------
From capital transactions:
  Deposits........................................      5,196      2,216        4,073       1,274      1,305        8,044
  Benefit payments................................        (55)       (10)        (105)       (275)      (100)        (447)
  Payments on termination.........................     (1,541)      (347)        (511)     (1,880)    (2,978)      (3,461)
  Contract maintenance charges....................         (7)        (5)         (12)        (18)       (21)         (40)
  Transfers among the portfolios and with the
   Fixed Account -- net...........................       (366)        49        1,300      (2,867)    (1,400)       2,142
                                                    ---------   ---------   ---------   ---------   ---------   ---------
  Change in net assets resulting from capital
   transactions...................................      3,227      1,903        4,745      (3,766)    (3,194)       6,238
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net assets.................      3,708      2,708        6,636      (3,895)       493       18,143
Net assets at beginning of period.................     11,368      7,067       15,341      34,401     29,440       50,635
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Net assets at end of period.......................   $ 15,076     $9,775     $ 21,977    $ 30,506    $29,933     $ 68,778
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Net asset value per unit at end of period.........   $  12.08     $24.14     $  28.67    $  16.40    $ 19.20     $  26.30
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Units outstanding at end of period................      1,246        405          767       1,860      1,559        2,615
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------


See notes to financial statements.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996



                                                                    Dean Witter Variable Investment Series
                                                    ----------------------------------------------------------------------
                                                                                         Global
                                                                European     Capital    Dividend     Pacific
                                                    Utilities    Growth      Growth      Growth      Growth
                                                    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio     Total
                                                    ---------   ---------   ---------   ---------   ---------   ----------
From operations:
  Net investment income (loss)....................   $    622    $   530     $     19    $    427    $     (9)   $   9,841
  Net realized (losses) gains.....................        388        153           90          75          12        1,664
  Net change in unrealized (losses) gains.........        651      2,748          223       1,476          55       14,595
                                                    ---------   ---------   ---------   ---------   ---------   ----------
  Change in net assets resulting from
 operations.......................................      1,661      3,431          332       1,978          58       26,100
                                                    ---------   ---------   ---------   ---------   ---------   ----------
From capital transactions:
  Deposits........................................      1,052      1,959          590       3,269       1,620       30,598
  Benefit payments................................        (49)      (108)          (2)       (111)        (57)      (1,319)
  Payments on termination.........................     (1,153)      (304)        (216)       (485)       (175)     (13,051)
  Contract maintenance charges....................        (15)       (10)          (2)        (10)         (5)        (145)
  Transfers among the portfolios and with the
 Fixed Account -- net.............................     (2,252)       997          166       1,579       1,175          523
                                                    ---------   ---------   ---------   ---------   ---------   ----------
  Change in net assets resulting from capital
 transactions.....................................     (2,417)     2,534          536       4,242       2,558       16,606
                                                    ---------   ---------   ---------   ---------   ---------   ----------
  Increase (decrease) in net assets...............       (756)     5,965          868       6,220       2,616       42,706
  Net assets at beginning of period...............     24,498     10,920        3,257      10,030       5,574      202,531
                                                    ---------   ---------   ---------   ---------   ---------   ----------
  Net assets at end of period.....................   $ 23,742    $16,885     $  4,125    $ 16,250    $  8,190    $ 245,237
                                                    ---------   ---------   ---------   ---------   ---------   ----------
                                                    ---------   ---------   ---------   ---------   ---------   ----------
Net asset value per unit at end of period.........   $  19.30    $ 24.33     $  16.42    $  13.84    $   9.86
                                                    ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------
  Units outstanding at end of period..............      1,230        694          251       1,174         831
                                                    ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------



See notes to financial statements.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1995

                                                                            Dean Witter Variable Investment Series
                                                             --------------------------------------------------------------------
                                                                                                 Quality
                                                               Money                             Income                 Dividend
(Dollars and Units in Thousands,                              Market    High Yield    Equity      Plus     Strategist    Growth
Except Value per Unit)                                       Portfolio   Portfolio   Portfolio  Portfolio   Portfolio   Portfolio
                                                             ---------  -----------  ---------  ---------  -----------  ---------
From operations:
  Net investment income (loss).............................  $     458   $     649   $     (30) $   1,771   $   2,209   $   1,450
  Net realized (losses) gains..............................         --         (28)         64       (200)        (40)        355
  Net change in unrealized gains...........................         --          96       3,993      4,812          94      10,707
                                                             ---------       -----   ---------  ---------  -----------  ---------
  Change in net assets resulting from operations...........        458         717       4,027      6,383       2,263      12,512
                                                             ---------       -----   ---------  ---------  -----------  ---------
From capital transactions:
  Deposits.................................................      2,335         893       2,125      1,790       1,074       4,864
  Benefit payments.........................................        (91)        (15)        (31)      (325)        (43)       (690)
  Payments on termination..................................       (916)       (160)       (675)    (1,603)     (1,213)     (1,952)
  Contract maintenance charges.............................         (5)         (4)        (10)       (21)        (22)        (34)
  Transfers among the portfolios and with the Fixed Account
   -- net..................................................     (2,530)      1,027         428       (439)     (1,810)        990
                                                             ---------       -----   ---------  ---------  -----------  ---------
  Change in net assets resulting from capital
   transactions............................................     (1,207)      1,741       1,837       (598)     (2,014)      3,178
                                                             ---------       -----   ---------  ---------  -----------  ---------
Increase (decrease) in net assets..........................       (749)      2,458       5,864      5,785         249      15,690
Net assets at beginning of period..........................     12,117       4,609       9,477     28,616      29,191      34,945
                                                             ---------       -----   ---------  ---------  -----------  ---------
Net assets at end of period................................  $  11,368   $   7,067   $  15,341  $  34,401   $  29,440   $  50,635
                                                             ---------       -----   ---------  ---------  -----------  ---------
                                                             ---------       -----   ---------  ---------  -----------  ---------
Net asset value per unit at end of period..................  $   11.65   $   21.86   $   25.86  $   16.37   $   16.92   $   21.51
                                                             ---------       -----   ---------  ---------  -----------  ---------
                                                             ---------       -----   ---------  ---------  -----------  ---------
Units outstanding at end of period.........................        975         323         593      2,101       1,740       2,355
                                                             ---------       -----   ---------  ---------  -----------  ---------
                                                             ---------       -----   ---------  ---------  -----------  ---------

See notes to financial statements.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1995


                                                                European    Capital     Global     Pacific
                                                    Utilities    Growth     Growth     Dividend    Growth
($ and units in thousands, except value per unit)   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio    Total
                                                    ---------   --------   ---------   --------   ---------   --------
From operations:
  Net investment income (loss)....................   $    668   $   289     $  (22)    $     99    $  (22)    $  7,519
  Net realized (losses) gains.....................         (7)      170         93           21       (15)         413
  Net change in unrealized gains..................      4,653     1,574        715        1,399       222       28,265
                                                    ---------   --------   ---------   --------   ---------   --------
  Change in net assets resulting from operations..      5,314     2,033        786        1,519       185       36,197
                                                    ---------   --------   ---------   --------   ---------   --------
From capital transactions:
    Deposits......................................        898       990        345        1,437       927       17,678
    Benefit payments..............................       (194)      (67)        (7)         (80)      (25)      (1,568)
    Payments on termination.......................     (1,386)     (631)      (326)        (250)     (121)      (9,233)
    Contract maintenance charges..................        (17)       (7)        (2)          (7)       (3)        (132)
  Transfers among the portfolios and with the
   Fixed Account - net............................       (107)      204       (126)         710       678         (975)
                                                    ---------   --------   ---------   --------   ---------   --------
  Change in net assets resulting from capital
   transactions...................................       (806)      489       (116)       1,810     1,456        5,770
                                                    ---------   --------   ---------   --------   ---------   --------
  Increase (decrease) in net assets...............      4,508     2,522        670        3,329     1,641       41,967
  Net assets at beginning of period...............     19,990     8,398      2,587        6,701     3,933      160,564
                                                    ---------   --------   ---------   --------   ---------   --------
  Net assets at end of period.....................   $ 24,498   $10,920     $3,257     $ 10,030    $5,574     $202,531
                                                    ---------   --------   ---------   --------   ---------   --------
                                                    ---------   --------   ---------   --------   ---------   --------
  Net asset value per unit at end of period.......   $  18.00   $ 18.98     $14.92     $  11.94    $ 9.62
                                                    ---------   --------   ---------   --------   ---------
                                                    ---------   --------   ---------   --------   ---------
Units outstanding at end of period................      1,362       577        218          840       579
                                                    ---------   --------   ---------   --------   ---------
                                                    ---------   --------   ---------   --------   ---------


See notes to financial statements.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                         NOTES TO FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 1996

1.  Organization
    Allstate Life of New York Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("ALNY"). The assets of the Account are legally segregated from those of ALNY. ALNY is wholly owned by a wholly owned subsidiary ("Parent") of Allstate Insurance Company ("Allstate"), a wholly-owned subsidiary of The Allstate Corporation (the "Corporation").

    ALNY writes certain annuity contracts, the proceeds of which are invested at the direction of the contractholder. Contractholders primarily invest in units of the portfolios comprising the Account, for which they bear all of the investment risk, but may also invest in the general account of ALNY ("Fixed Account"). The Account, in turn, invests solely in shares of the portfolios of the Dean Witter Variable Investment Series ("Fund"). ALNY provides administrative and insurance services to the Account for a fee.

    Dean Witter Reynolds, Inc., a wholly owned subsidiary of Dean Witter, Discover and Co., is a distributor of ALNY's flexible premium deferred variable annuity contracts and certain single and flexible premium annuities. Dean Witter InterCapital, Inc. ("InterCapital"), a wholly owned subsidiary of Dean Witter, Discover and Co., is the investment manager for the Fund. InterCapital receives investment management fees from the Fund.

    Effective September 1, 1995, the name of the Managed Assets Portfolio of the Fund changed to the Strategist Portfolio. While certain of the investment policies of the portfolio have changed, the overall investment strategy has remained the same.

2.  Summary of Significant Accounting Policies

    Valuation of Investments

    Investments consist of shares in the portfolios of the Fund, and are stated at fair value based on quoted market prices.

    Recognition of Investment Income

    Investment income consists of dividends declared by the portfolios of the Fund, and is recognized on the date of record.

    Realized Gains and Losses

    Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

    Contractholder Account Activity

    Account activity is reflected in individual contractholder accounts on a daily basis.

    Federal Income Taxes

    Net investment income and realized gains and losses on investments of the Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded.

    Account Value

    Certain calculations that could be made in the financial statements may differ from published amounts due to truncation of actual Account values.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                          YEAR ENDED DECEMBER 31, 1996

3. Contract Maintenance, Mortality and Expense Risk, and Administrative Expense Charges
    For each year or portion of a year a contract is in effect, ALNY deducts a fixed annual contract maintenance charge of $30 as reimbursement for expenses related to the maintenance of each contract and the Account. The amount of this charge is guaranteed not to increase over the life of the contract.

    ALNY assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate, on an annual basis, equal to 1.25% of the daily net assets of the Account. ALNY guarantees that the amount of this charge will not increase over the life of the contract.

    ALNY deducts administrative expense charges daily at a rate, on an annual basis, equal to 0.1% of the daily net assets of the Account. This charge is designed to cover administrative expense.

4.  Financial Instruments
    The investments of the Separate Accounts are carried at fair value, based upon quoted market prices. Accrued contract maintenance charges are of a short term nature. It is assumed that their carrying value approximates fair value.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                          YEAR ENDED DECEMBER 31, 1996

5.  Units Issued and Redeemed

    Units issued and redeemed by the Account during 1996 were as follows:

                                                              Dean Witter Variable Investment Series
                                                    ----------------------------------------------------------
                                                                                         Quality
                                                      Money       High                   Income
                                                     Market       Yield      Equity       Plus      Strategist
(units in thousands)                                Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                                    ---------   ---------   ---------   ---------   ----------
Units outstanding at beginning of period..........      975         323         593       2,101        1,740
Unit activity during 1996:
  Issued..........................................      874         129         216          98          107
  Redeemed........................................     (603)        (47)        (42)       (339)        (288)
                                                    ---------   ---------   ---------   ---------      -----
Units outstanding at end of period................    1,246         405         767       1,860        1,559
                                                    ---------   ---------   ---------   ---------      -----
                                                    ---------   ---------   ---------   ---------      -----

Units redeemed includes units deducted for accrued contract maintenance charges.

             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                          YEAR ENDED DECEMBER 31, 1996

5.  Units Issued and Redeemed (Continued)


                                                                  Dean Witter Variable Investment Series
                                                    ------------------------------------------------------------------
                                                                                                   Global
                                                    Dividend               European    Capital    Dividend    Pacific
                                                     Growth    Utilities    Growth     Growth      Growth     Growth
                                                    Portfolio  Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
                                                    --------   ---------   --------   ---------   --------   ---------
Units outstanding at beginning of period..........    2,355      1,362        577        218          840       579
Unit activity during 1996:
  Issued..........................................      504         68        160         59          415       340
  Redeemed........................................     (244)      (200)       (43)       (26)         (81)      (88)
                                                    --------   ---------      ---        ---      --------      ---
Units outstanding at end of period................    2,615      1,230        694        251        1,174       831
                                                    --------   ---------      ---        ---      --------      ---
                                                    --------   ---------      ---        ---      --------      ---



Units redeemed includes units deducted for accrued contract maintenance charges.

                                    PART C

                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

     PART B: Allstate Life Insurance Company of New York Financial Schedules and Allstate Life of New York Variable Annuity Account II Financial Schedules

24B.  EXHIBITS

     The following exhibits:

     The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:


     (1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Variable Annuity Account II***


     (2)   Not Applicable


     (3)   General Agent's Agreement**



     (4)   Form of Contract***



     (5)   Form of application for a Contract***



     (6) (a) Certificate of Incorporation of Allstate Life Insurance Company of New York****
           (b) By-laws of Allstate Life Insurance Company of New York****


     (7)   Not applicable


     (8)   Participation Agreement****



     (9) Opinion of Robert S. Seiler, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York**



     (10)  (a) Consent of Accountants*
           (b) Consent of Attorneys***


     (11)  Not applicable

     (12)  Not applicable


     (13)  Performance Data*



     (14)  Financial Data Schedule******



     (99)  Powers of Attorney***



_________________________
*      Filed herewith.

** Previously filed in Form N-4 Registration Statement No. 33-35445 dated June 15, 1990.

*** Previously filed in Form N-4 Registration Statement No. 33-35445 dated December 31, 1996.

**** Previously filed in Form N-4 Registration Statement No. 33-65381 dated September 20, 1996.

***** Previously filed in Form N-4 Registration Statement No. 33-35445 dated April 30, 1996

****** Previously filed in Depositor's Form 10-K filed March 31, 1997.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal            Position and Office With Depositor
Business Address                        of the Trust
----------------                        ------------



Louis G. Lower, II*           Chairman of the Board of Directors and President
Michael J. Velotta*           Director, Vice President, Secretary and
                               General Counsel
Sharmaine M. Miller**         Director and Chief Administrative Officer
Marcia D. Alazraki*           Director
Joseph F. Carlino*            Director
Cleveland Johnson, Jr.*       Director
Phillip E. Lawson*            Director
Gerard F. McDermott**         Director
Joseph P. McFadden*           Director
John R. Raben, Jr.*           Director
Sally A. Slacke*              Director
Theodore A. Schnell*          Director and Assistant Vice President
Kevin R. Slawin*              Director and Vice President
Timothy H. Plohg*             Director and Vice President
Karen C. Gardner*             Vice President
Peter H. Heckman*             Vice President
Thomas A. McAvity, Jr.*       Vice President
Keith A. Hauschildt*          Assistant Vice President and Controller
James P. Zils*                Treasurer
Casey J. Sylla*               Chief Investment Officer
Richard L. Baker*             Assistant Vice President
Mark A. Bishop*               Assistant Treasurer
Barbara S. Brown*             Assistant Treasurer
Dorothy E. Even*              Assistant Vice President
Marla G. Friedman*            Assistant Vice President
Judith P. Greffin*            Assistant Vice President
Peter S. Horos*               Assistant Treasurer
John R. Hunter*               Assistant Vice President
Thomas C. Jensen*             Assistant Treasurer
Robert T. Jostes*             Assistant Treasurer
Emma M. Kalaidjian*           Assistant Secretary
Paul N. Kierig*               Assistant Secretary and Assistant General Counsel
Kenneth S. Klimala*           Assistant Treasurer
Steven M. Laude*              Assistant Treasurer
Ronald A. Mendel*             Assistant Treasurer
Mary J. McGinn*               Assistant Secretary
Deborah K. Miller*            Assistant Treasurer
Barry S. Paul*                Assistant Vice President
Robert N. Roeters*            Assistant Vice President
C. Nelson Strom*              Assistant Vice President and Corporate Actuary
Brenda D. Sneed*              Assistant Vice President
Patricia W. Wilson*           Assistant Vice President
Ralph A. Bergholtz*           Assistant Treasurer
D. Steven Boger*              Assistant Vice President
Adrian B. Corbiere*           Assistant Treasurer
Louise J. Walton*             Assistant Treasurer
Jerry D. Zinkula*             Assistant Treasurer


*  Principal business address is 3100 Sanders Road, Northbrook, Illinois
60062.
** Principal business address is P.O. Box 9095, Farmingville, New York 11738.


26. Persons Controlled by or Under Common Control with Depositor or Registrant See 10-K Commission File # 1-11840, The Allstate Corporation.


27. NUMBER OF CONTRACT OWNERS


    As of February 28, 1997 there were in force 446 qualified and 4,878 non-qualified contracts. The Registrant began operations on September 24, 1991.



28. INDEMNIFICATION


    The General Agent's Agreement (Exhibit 3) has a provision in which Allstate Life Insurance Company of New York agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of
Exhibit 12.

     Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29a.      RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES
Dean Witter Distributors Inc. is the principal underwriter for the following investment companies:


     Dean Witter Liquid Asset Fund Inc.
     Dean Witter Tax-Free Daily Income Trust
     Dean Witter California Tax-Free Daily Income Trust
     Dean Witter Retirement Series
     Dean Witter Dividend Growth Securities Inc.
     Dean Witter Natural Resource Development Securities Inc.
     Dean Witter World Wide Investment Trust
     Dean Witter Capital Growth Securities
     Dean Witter Convertible Securities Trust
     Active Assets Tax-Free Trust
     Active Assets Money Trust
     Active Assets California Tax-Free Trust
     Active Assets Government Securities Trust
     Dean Witter Short-Term Bond Fund
     Dean Witter Mid-Cap Growth Fund
     Dean Witter U.S. Government Securities Trust
     Dean Witter High Yield Securities Inc.
     Dean Witter New York Tax-Free Income Fund
     Dean Witter Tax-Exempt Securities Trust
     Dean Witter California Tax-Free Income Fund
     Dean Witter Limited Term Municipal Trust
     Dean Witter World Wide Income Trust
     Dean Witter Utilities Fund
     Dean Witter Strategist Fund
     Dean Witter New York Municipal Money Market Trust
     Dean Witter Intermediate Income Securities
     Prime Income Trust
     Dean Witter European Growth Fund Inc.
     Dean Witter Developing Growth Securities Trust
     Dean Witter Precious Metals and Minerals Trust
     Dean Witter Pacific Growth Fund Inc.
     Dean Witter Multi-State Municipal Series Trust
     Dean Witter Federal Securities Trust
     Dean Witter Short-Term U.S. Treasury Trust
     Dean Witter Diversified Income Trust
     Dean Witter Health Sciences Trust
     Dean Witter Global Dividend Growth Securities
     Dean Witter American Value Fund
     Dean Witter U.S. Government Money Market Trust
     Dean Witter Global Short-Term Income Fund Inc.
     Dean Witter Premier Income Trust
     Dean Witter Value-Added Market Series
     Dean Witter Global Utilities Fund
     Dean Witter High Income Securities
     Dean Witter National Municipal Trust
     Dean Witter International SmallCap Fund
     Dean Witter Global Asset Allocation
     Dean Witter Balanced Income Fund
     Dean Witter Balanced Growth Fund
     Dean Witter Hawaii Municipal Trust
     Dean Witter Capital Appreciation Fund
     Dean Witter Intermediate Term U. S. Treasury Trust
     Dean Witter Information Fund
     Dean Witter Japan Fund
     Dean Witter Income Builder Fund
     Dean Witter Special Value Fund
     TCW/DW Core Equity Trust
     TCW/DW North American Government Income Trust
     TCW/DW Latin American Growth Fund
     TCW/DW Income and Growth Fund
     TCW/DW Small Cap Growth Fund
     TCW/DW Balanced Fund
     TCW/DW Mid-Cap Equity Fund
     TCW/DW Total Return Trust
     TCW/DW Global Telecom Trust
     TCW/DW Strategic Income Trust

29b.      PRINCIPAL UNDERWRITER

     Name and Principal Business        Positions and Offices
     Address of Each Such Person           with Underwriter
-------------------------------------------------------------------------------
        DEAN WITTER REYNOLDS INC.       UNDERWRITER
        ("DEAN WITTER")

        Philip J. Purcell               Chairman, Chief Executive Officer
                                        and Director

        Richard M. DeMartini            President, Chief Operating Officer and
                                        Director, Dean Witter Capital

        James F. Higgins                President, Chief Operating Officer and
                                        Director, Dean Witter Financial

        Stephen R. Miller               Senior Executive Vice President and
                                        Director

        Raymond J. Drop                 Executive Vice President

        Robert J. Dwyer                 Executive Vice President, National
                                        Sales Director and Director

        Christine A. Edwards            Executive Vice President, Secretary,
                                        General Counsel and Director

        Charles A. Fiumefreddo          Executive Vice President
                                        and Director


        Frederick J. Frohne             Executive Vice President


        Alfred J. Golden                Executive Vice President


        E. Davisson Hardman, Jr.        Executive Vice President


        Mitchell M. Merin               Executive Vice President, Chief
                                        Administrative Officer and Director

        Laurence E. Mollner             Executive Vice President

        Jeremiah A. Mullins             Executive Vice President


        Richard F. Powers, III          Executive Vice President and Director


        John H. Schaefer                Executive Vice President

        Thomas C. Schneider             Executive Vice President, Chief
                                        Financial Officer and Director

        Robert B. Sculthorpe            Executive Vice President

        William B. Smith                Executive Vice President and Director


        Samuel H. Wolcott, III          Executive Vice President


        Anthony Basile                  Senior Vice President

        Ronald T. Carman                Senior Vice President, Associate
                                        General Counsel and Assistant Secretary

        Michael T. Cunningham           Senior Vice President

        Mary E. Curran                  Senior Vice President


        David Diaz                      Senior Vice President


        Raymond F. Douglas              Senior Vice President

        Paul J. Dubow                   Senior Vice President

        Michael T. Gregg                Senior Vice President and Deputy
                                        General Counsel

        Erick R. Holt                   Senior Vice President and Assistant
                                        Secretary

        Birendra Kumar                  Senior Vice President and Treasurer

        George R. Ross                  Senior Vice President

        Robert P. Seass                 Senior Vice President

        Joseph G. Siniscalchi           Senior Vice President and Controller,
                                        Dean Witter Financial

        Michael H. Stone                Senior Vice President


        Lawrence Volpe                  Senior Vice President and Controller,
                                        Dean Witter Reynolds Inc. and Dean
                                        Witter Capital


        Lorena J. Kern                  Senior Vice President

        Kathryn M. McNamara             Senior Vice President and Director of
                                        Governmental Affairs

        Michael D. Browne               Assistant Secretary


        Linda M. Butler                 Assistant Secretary


        Marilyn Cranney                 Assistant Secretary

        Sheldon Curtis                  Assistant Secretary


        Barry Fink                      Assistant Secretary


        Sabrina Hurley                  Assistant Secretary


        Barbara B. Kiley                Assistant Secretary



               The principal address of Dean Witter is Two World Trade Center, New York, New York 10048.

29c. COMPENSATION OF DEAN WITTER

     The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


     (1)            (2)            (3)            (4)            (5)
                   Net         Compensation
              Underwriting        or
               Discounts        Redemption
Name of            and            or            Brokerage
Principal     Commissions       Annuitization   Commissions    Compensation
---------     -----------       -------------   -----------    ------------

Dean Witter                                     $1,666,490
Reynolds Inc.


30. LOCATION OF ACCOUNTS AND RECORDS

     Sharmaine M. Miller
     Allstate Life Insurance Company of New York
     P.O. Box 9095
     Farmingville, New York 11738


31. MANAGEMENT SERVICES

     None

32. UNDERTAKINGS

     The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE

     The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

     Allstate Life Insurance Company of New York ("ALIC NY") represents that the fees and charges deducted under the Individual Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risk assumed by ALIC NY.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant, Allstate Life of New York Variable Annuity
Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the Township of Northfield, and State of Illinois on this 10th day of April 1997.



             ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)


(SEAL)

Attest /s/ BRENDA D. SNEED                       By: /s/ MICHAEL J. VELOTTA
       ---------------------------------         ------------------------------
       Brenda D. Sneed                           Michael J. Velotta
       Assistant Vice President                  Vice President, Secretary and
                                                 General Counsel



     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on this 10th day of April 1997.



*/LOUIS G. LOWER, II          Chairman of the Board of Directors and President
--------------------          (Principal Executive Officer)
  Louis G. Lower, II

/s/MICHAEL J. VELOTTA
----------------------        Director, Vice President, Secretary and
  Michael J. Velotta          General Counsel


*/SHARMAINE M. MILLER         Director and Chief Administrative Officer
----------------------
  Sharmaine M. Miller


*/PETER H. HECKMAN            Vice President
-------------------
   Peter H. Heckman


*/KAREN C. GARDNER            Vice President
-------------------
   Karen C. Gardner



*/THOMAS A. MCAVITY JR.       Vice President
------------------------
   Thomas A. McAvity Jr.


*/TIMOTHY H. PLOHG            Director and Vice President
-------------------
   Timothy H. Plohg


*/KEVIN R. SLAWIN             Director and Vice President
------------------            (Principal Financial Officer)
  Kevin R. Slawin


*/MARCIA D. ALAZRAKI          Director
--------------------
  Marcia D. Alazraki

*/JOSEPH F. CARLINO           Director
-------------------
  Joseph F. Carlino

*/CLEVELAND JOHNSON, JR.      Director
------------------------
  Cleveland Johnson, Jr.

*/PHILLIP E. LAWSON           Director
-------------------
  Phillip E. Lawson

*/GERARD F. MCDERMOTT         Director
----------------------
   Gerard F. McDermott

*/JOSEPH MCFADDEN             Director
-----------------
  Joseph McFadden

*/JOHN R. RABEN, JR.          Director
--------------------
  John R. Raben, Jr.

*/SALLY A. SLACKE             Director
-----------------
  Sally A. Slacke

*/THEODORE A. SCHNELL         Director and Assistant Vice President
----------------------
   Theodore A. Schnell

*/JAMES P. ZILS               Treasurer
-----------------
   James P. Zils

*/CASEY J. SYLLA              Chief Investment Officer
-----------------
   Casey J. Sylla


*/KEITH A. HAUSCHILDT         Assistant Vice President and Controller
----------------------        (Principal Accounting Officer)
   Keith A. Hauschildt



*/ By Michael J. Velotta pursuant to Power of Attorney Previously filed.